UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of Registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2011

Date of reporting period: September 30, 2010

Item 1.	Reports to Stockholders.

SEI Asset Allocation Trust

Semi-Annual Report as of September 30, 2010

Diversified Conservative Income Fund

Diversified Conservative Fund

Diversified Market Growth Fund

Diversified Moderate Growth Fund

Diversified Aggressive Growth Fund

Diversified Aggressive Stock Fund

Diversified U.S. Stock Fund

Defensive Strategy Fund

Defensive Strategy Allocation Fund

Conservative Strategy Fund

Conservative Strategy Allocation Fund

Moderate Strategy Fund

Moderate Strategy Allocation Fund

Aggressive Strategy Fund

Tax-Managed Aggressive Strategy Fund

Core Market Strategy Fund

Core Market Strategy Allocation Fund

Market Growth Strategy Fund

Market Growth Strategy Allocation Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS

Diversified Conservative Income Fund (Unaudited)

September 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

FIXED INCOME FUND — 55.1%
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A*	2,200,886	$23,792

Total Fixed Income Fund (Cost $22,087) ($ Thousands)		23,792

EQUITY FUNDS — 24.9%
SEI Institutional Managed Trust Large Cap Fund, Class A	849,071	9,144
SEI Institutional Managed Trust Small Cap Fund, Class A	144,970	1,615

Total Equity Funds (Cost $9,772) ($ Thousands)		10,759

MONEY MARKET FUND (A) — 20.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	8,706,805	8,707

Total Money Market Fund (Cost $8,707) ($ Thousands)		8,707

Total Investments — 100.1% (Cost $40,566) ($ Thousands)		$43,258

Percentages are based on Net Assets of $43,219 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust U.S. Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust U.S. Fixed Income Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of September 30, 2010.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	1

SCHEDULE OF INVESTMENTS

Diversified Conservative Fund (Unaudited)

September 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.4%

FIXED INCOME FUND — 58.8%
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A*	2,459,867	$26,591

Total Fixed Income Fund (Cost $24,730) ($ Thousands)		26,591

EQUITY FUNDS — 39.6%
SEI Institutional International Trust International Equity Fund, Class A**	429,223	3,580
SEI Institutional Managed Trust Large Cap Fund, Class A	1,132,380	12,196
SEI Institutional Managed Trust Small Cap Fund, Class A	193,036	2,150

Total Equity Funds (Cost $16,447) ($ Thousands)		17,926

MONEY MARKET FUND (A) — 1.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	449,294	449

Total Money Market Fund (Cost $449) ($ Thousands)		449

Total Investments — 99.4% (Cost $41,626) ($ Thousands)		$44,966

Percentages are based on Net Assets of $45,215 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust U.S. Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust U.S. Fixed Income Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

**	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of September 30, 2010.

The accompanying notes are an integral part of the financial statements.

2	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

SCHEDULE OF INVESTMENTS

Diversified Market Growth Fund (Unaudited)

September 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

EQUITY FUNDS — 59.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	93,930	$1,071
SEI Institutional International Trust International Equity Fund, Class A*	1,767,916	14,744
SEI Institutional Managed Trust Large Cap Fund, Class A	3,747,946	40,365
SEI Institutional Managed Trust Small Cap Fund, Class A	638,911	7,118

Total Equity Funds (Cost $59,534) ($ Thousands)		63,298

FIXED INCOME FUNDS — 39.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	94,734	1,060
SEI Institutional Managed Trust High Yield Bond Fund, Class A	879,917	6,397
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	3,140,203	33,946

Total Fixed Income Funds (Cost $39,525) ($ Thousands)		41,403

MONEY MARKET FUND (A) — 1.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	1,253,284	1,253

Total Money Market Fund (Cost $1,253) ($ Thousands)		1,253

Total Investments — 100.2% (Cost $100,312) ($ Thousands)		$105,954

Percentages are based on Net Assets of $105,747 ($ Thousands).

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of September 30, 2010.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	3

SCHEDULE OF INVESTMENTS

Diversified Moderate Growth Fund (Unaudited)

September 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

EQUITY FUNDS — 59.9%
SEI Institutional International Trust International Equity Fund, Class A*	999,652	$8,337
SEI Institutional Managed Trust Large Cap Fund, Class A	2,637,290	28,404
SEI Institutional Managed Trust Small Cap Fund, Class A	449,577	5,008

Total Equity Funds (Cost $39,580) ($ Thousands)		41,749

FIXED INCOME FUND — 39.2%
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,524,705	27,292

Total Fixed Income Fund (Cost $25,358) ($ Thousands)		27,292

MONEY MARKET FUND (A) — 1.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	707,525	708

Total Money Market Fund (Cost $708) ($ Thousands)		708

Total Investments — 100.1% (Cost $65,646) ($ Thousands)		$69,749

Percentages are based on Net Assets of $69,706 ($ Thousands).

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of September 30, 2010.

The accompanying notes are an integral part of the financial statements.

4	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

SCHEDULE OF INVESTMENTS

Diversified Aggressive Growth Fund (Unaudited)

September 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.3%

EQUITY FUNDS — 80.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	204,354	$2,330
SEI Institutional International Trust International Equity Fund, Class A*	2,476,230	20,652
SEI Institutional Managed Trust Large Cap Fund, Class A**	5,444,001	58,632
SEI Institutional Managed Trust Small Cap Fund, Class A	928,036	10,338

Total Equity Funds (Cost $88,017) ($ Thousands)		91,952

FIXED INCOME FUNDS — 19.1%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	479,449	3,485
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	1,710,442	18,490

Total Fixed Income Funds (Cost $19,977) ($ Thousands)		21,975

MONEY MARKET FUND (A) — 1.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	1,218,283	1,218

Total Money Market Fund (Cost $1,218) ($ Thousands)		1,218

Total Investments — 100.3% (Cost $109,212) ($ Thousands)		$115,145

Percentages are based on Net Assets of $114,808 ($ Thousands).

*	Non-Income Producing Fund.

**	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Fund seeks to provide capital appreciation. Since the investment in the SEI Institutional Managed Trust Large Cap Fund represents greater than 75% of the total investments of another fund included in this Semi-Annual Report, the Annual Report as of September 30, 2010 for the SEI Institutional Managed Trust Large Cap Fund is included in the back of these financial statements. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of September 30, 2010.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	5

SCHEDULE OF INVESTMENTS

Diversified Aggressive Stock Fund (Unaudited)

September 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

EQUITY FUNDS — 99.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	109,691	$1,250
SEI Institutional International Trust International Equity Fund, Class A*	1,705,427	14,223
SEI Institutional Managed Trust Large Cap Fund, Class A**	3,618,975	38,976
SEI Institutional Managed Trust Small Cap Fund, Class A	616,925	6,873

Total Equity Funds (Cost $56,432) ($ Thousands)		61,322

MONEY MARKET FUND (A) — 1.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	635,545	636

Total Money Market Fund (Cost $636) ($ Thousands)		636

Total Investments — 100.1% (Cost $57,068) ($ Thousands)		$61,958

Percentages are based on Net Assets of $61,894 ($ Thousands).

*	Non-Income Producing Fund.

**	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Fund seeks to provide capital appreciation. Since the investment in the SEI Institutional Managed Trust Large Cap Fund represents greater than 75% of the total investments of another fund included in this Semi-Annual Report, the Annual Report as of September 30, 2010 for the SEI Institutional Managed Trust Large Cap Fund is included in the back of these financial statements. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of September 30, 2010.

The accompanying notes are an integral part of the financial statements.

6	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

SCHEDULE OF INVESTMENTS

Diversified U.S. Stock Fund (Unaudited)

September 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 99.0%
SEI Institutional Managed Trust Large Cap Fund, Class A*	3,284,869	$35,378
SEI Institutional Managed Trust Small Cap Fund, Class A	559,969	6,238

Total Equity Funds (Cost $37,733) ($ Thousands)		41,616

MONEY MARKET FUND (A) — 1.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	433,511	434

Total Money Market Fund (Cost $434) ($ Thousands)		434

Total Investments — 100.0% (Cost $38,167) ($ Thousands)		$42,050

Percentages are based on Net Assets of $42,034 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Fund, Class A represents greater than 75% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Fund seeks to provide capital appreciation. The Annual Report as of September 30, 2010 for the SEI Institutional Managed Trust Large Cap Fund is included at the back of the financial statements. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of September 30, 2010.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	7

SCHEDULE OF INVESTMENTS

Defensive Strategy Fund (Unaudited)

September 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.4%

FIXED INCOME FUNDS — 66.1%
SEI Daily Income Trust Short-Duration Government Fund, Class A	1,466,712	$15,621
SEI Institutional Managed Trust High Yield Bond Fund, Class A	292,491	2,126
SEI Institutional Managed Trust Real Return Fund, Class A	561,942	5,906
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	391,215	4,229

Total Fixed Income Funds (Cost $26,810) ($ Thousands)		27,882

EQUITY FUNDS — 6.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	153,222	1,258
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	117,182	1,267

Total Equity Funds (Cost $2,347) ($ Thousands)		2,525

MONEY MARKET FUND (A) — 28.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	11,921,897	11,922

Total Money Market Fund (Cost $11,922) ($ Thousands)		11,922

Total Investments — 100.4% (Cost $41,079) ($ Thousands)		$42,329

Percentages are based on Net Assets of $42,158 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2010.

The accompanying notes are an integral part of the financial statements.

8	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

SCHEDULE OF INVESTMENTS

Defensive Strategy Allocation Fund (Unaudited)

September 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

EQUITY FUNDS — 59.9%
SEI Institutional Managed Trust Real Estate Fund, Class A	189,795	$2,198
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	405,608	4,385

Total Equity Funds (Cost $5,720) ($ Thousands)		6,583

FIXED INCOME FUND — 39.9%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	603,600	4,388

Total Fixed Income Fund (Cost $4,252) ($ Thousands)		4,388

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	36,139	36

Total Money Market Fund (Cost $36) ($ Thousands)		36

Total Investments — 100.1% (Cost $10,008) ($ Thousands)		$11,007

Percentages are based on Net Assets of $10,994 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2010.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	9

SCHEDULE OF INVESTMENTS

Conservative Strategy Fund (Unaudited)

September 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.3%

FIXED INCOME FUNDS — 66.3%
SEI Daily Income Trust Short-Duration Government Fund, Class A	2,044,301	$21,772
SEI Daily Income Trust Ultra Short Bond Fund, Class A	817,158	7,616
SEI Institutional Managed Trust Enhanced Income Fund, Class A	582,687	4,347
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,508,200	10,965
SEI Institutional Managed Trust Real Return Fund, Class A	1,138,333	11,964
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	1,412,629	15,270

Total Fixed Income Funds (Cost $69,080) ($ Thousands)		71,934

EQUITY FUNDS — 20.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	1,316,255	10,806
SEI Institutional Managed Trust Large Cap Fund, Class A	301,812	3,251
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	704,882	7,620

Total Equity Funds (Cost $20,760) ($ Thousands)		21,677

MONEY MARKET FUND (A) — 14.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	15,212,198	15,212

Total Money Market Fund (Cost $15,212) ($ Thousands)		15,212

Total Investments — 100.3% (Cost $105,052) ($ Thousands)		$108,823

Percentages are based on Net Assets of $108,457 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2010.

The accompanying notes are an integral part of the financial statements.

10	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

SCHEDULE OF INVESTMENTS

Conservative Strategy Allocation Fund (Unaudited)

September 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 66.9%
SEI Institutional Managed Trust Real Estate Fund, Class A	463,821	$5,371
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	1,013,752	10,958

Total Equity Funds (Cost $13,838) ($ Thousands)		16,329

FIXED INCOME FUND — 32.9%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,104,787	8,032

Total Fixed Income Fund (Cost $5,924) ($ Thousands)		8,032

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	51,541	52

Total Money Market Fund (Cost $52) ($ Thousands)		52

Total Investments — 100.0% (Cost $19,814) ($ Thousands)		$24,413

Percentages are based on Net Assets of $24,417 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2010.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	11

SCHEDULE OF INVESTMENTS

Moderate Strategy Fund (Unaudited)

September 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.3%

FIXED INCOME FUNDS — 63.1%
SEI Daily Income Trust Short-Duration Government Fund, Class A	3,868,128	$41,195
SEI Institutional Managed Trust Enhanced Income Fund, Class A	2,365,971	17,650
SEI Institutional Managed Trust High Yield Bond Fund, Class A	5,299,746	38,529
SEI Institutional Managed Trust Real Return Fund, Class A	3,074,375	32,312
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	5,114,152	55,284

Total Fixed Income Funds (Cost $171,104) ($ Thousands)		184,970

EQUITY FUNDS — 37.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	6,049,739	49,668
SEI Institutional Managed Trust Large Cap Fund, Class A	1,903,975	20,506
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	3,539,234	38,259

Total Equity Funds (Cost $110,103) ($ Thousands)		108,433

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	631,611	632

Total Money Market Fund (Cost $632) ($ Thousands)		632

Total Investments — 100.3% (Cost $281,839) ($ Thousands)		$294,035

Percentages are based on Net Assets of $293,238 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2010.

The accompanying notes are an integral part of the financial statements.

12	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

SCHEDULE OF INVESTMENTS

Moderate Strategy Allocation Fund (Unaudited)

September 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

EQUITY FUNDS — 82.0%
SEI Institutional International Trust International Equity Fund, Class A*	669,632	$5,584
SEI Institutional Managed Trust Real Estate Fund, Class A	486,262	5,631
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A	1,015,680	11,193
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,655,699	28,708

Total Equity Funds (Cost $48,454) ($ Thousands)		51,116

FIXED INCOME FUND — 17.9%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,534,504	11,156

Total Fixed Income Fund (Cost $8,366) ($ Thousands)		11,156

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	197,784	198

Total Money Market Fund (Cost $198) ($ Thousands)		198

Total Investments — 100.2% (Cost $57,018) ($ Thousands)		$62,470

Percentages are based on Net Assets of $62,330 ($ Thousands).

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of September 30, 2010.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	13

SCHEDULE OF INVESTMENTS

Aggressive Strategy Fund (Unaudited)

September 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 104.4%

EQUITY FUNDS — 79.3%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,982,717	$22,603
SEI Institutional International Trust International Equity Fund, Class A*	4,020,782	33,533
SEI Institutional Managed Trust Large Cap Fund, Class A	12,479,631	134,406
SEI Institutional Managed Trust Small Cap Fund, Class A	2,009,207	22,383

Total Equity Funds (Cost $195,079) ($ Thousands)		212,925

FIXED INCOME FUNDS — 24.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	3,013,855	33,725
SEI Institutional Managed Trust High Yield Bond Fund, Class A	4,574,239	33,255

Total Fixed Income Funds (Cost $55,797) ($ Thousands)		66,980

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	461,327	461

Total Money Market Fund (Cost $461) ($ Thousands)		461

Total Investments — 104.4% (Cost $251,337) ($ Thousands)		$280,366

Percentages are based on Net Assets of $268,435 ($ Thousands).

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of September 30, 2010.

The	accompanying notes are an integral part of the financial statements.

14	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

SCHEDULE OF INVESTMENTS

Tax-Managed Aggressive Strategy Fund (Unaudited)

September 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	88,851	$1,013
SEI Institutional International Trust International Equity Fund, Class A*	960,961	8,014
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A**	2,550,732	28,109
SEI Institutional Managed Trust Tax-Managed Small Cap Fund, Class A	650,870	7,036

Total Equity Funds (Cost $33,733) ($ Thousands)		44,172

FIXED INCOME FUNDS — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	180,232	2,017
SEI Institutional Managed Trust High Yield Bond Fund, Class A	540,754	3,931

Total Fixed Income Funds (Cost $4,392) ($ Thousands)		5,948

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	117,508	118

Total Money Market Fund (Cost $118) ($ Thousands)		118

Total Investments — 100.0% (Cost $38,243) ($ Thousands)		$50,238

Percentages are based on Net Assets of $50,240 ($ Thousands).

*	Non-Income Producing Fund.

**	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of September 30, 2010.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	15

SCHEDULE OF INVESTMENTS

Core Market Strategy Fund (Unaudited)

September 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.7%

FIXED INCOME FUNDS — 57.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	305,314	$3,416
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,323,773	9,624
SEI Institutional Managed Trust Real Return Fund, Class A	130,393	1,370
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,327,533	25,161

Total Fixed Income Funds (Cost $36,323) ($ Thousands)		39,571

EQUITY FUNDS — 41.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	241,029	2,748
SEI Institutional International Trust International Equity Fund, Class A*	570,246	4,756
SEI Institutional Managed Trust Large Cap Fund, Class A	1,769,918	19,062
SEI Institutional Managed Trust Small Cap Fund, Class A	183,185	2,040

Total Equity Funds (Cost $26,409) ($ Thousands)		28,606

MONEY MARKET FUND (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	98,528	99

Total Money Market Fund (Cost $99) ($ Thousands)		99

Total Investments — 99.7% (Cost $62,831) ($ Thousands)		$68,276

Percentages are based on Net Assets of $68,468 ($ Thousands).

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of September 30, 2010.

The accompanying notes are an integral part of the financial statements.

16	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

SCHEDULE OF INVESTMENTS

Core Market Strategy Allocation Fund (Unaudited)

September 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	30,678	$350
SEI Institutional International Trust International Equity Fund, Class A*	331,800	2,767
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A**	880,719	9,706
SEI Institutional Managed Trust Tax-Managed Small Cap Fund, Class A	224,651	2,428

Total Equity Funds (Cost $11,871) ($ Thousands)		15,251

FIXED INCOME FUNDS — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	62,177	696
SEI Institutional Managed Trust High Yield Bond Fund, Class A	186,735	1,357

Total Fixed Income Funds (Cost $1,507) ($ Thousands)		2,053

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	28,141	28

Total Money Market Fund (Cost $28) ($ Thousands)		28

Total Investments — 100.0% (Cost $13,406) ($ Thousands)		$17,332

Percentages are based on Net Assets of $17,326 ($ Thousands).

*	Non-Income Producing Fund.

**	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of September 30, 2010.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	17

SCHEDULE OF INVESTMENTS

Market Growth Strategy Fund (Unaudited)

September 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 102.4%

EQUITY FUNDS — 61.3%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	2,296,940	$26,185
SEI Institutional International Trust International Equity Fund, Class A*	4,658,007	38,848
SEI Institutional Managed Trust Large Cap Fund, Class A	15,662,182	168,681
SEI Institutional Managed Trust Small Cap Fund, Class A	2,327,625	25,930

Total Equity Funds (Cost $240,535) ($ Thousands)		259,644

FIXED INCOME FUNDS — 40.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	3,103,548	34,729
SEI Institutional Managed Trust High Yield Bond Fund, Class A	7,811,354	56,788
SEI Institutional Managed Trust Real Return Fund, Class A	826,144	8,683
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	6,741,916	72,880

Total Fixed Income Funds (Cost $156,198) ($ Thousands)		173,080

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	833,887	834

Total Money Market Fund (Cost $834) ($ Thousands)		834

Total Investments — 102.4% (Cost $397,567) ($ Thousands)		$433,558

Percentages are based on Net Assets of $423,368 ($ Thousands).

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of September 30, 2010.

The accompanying notes are an integral part of the financial statements.

18	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

SCHEDULE OF INVESTMENTS

Market Growth Strategy Allocation Fund (Unaudited)

September 30, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

EQUITY FUNDS — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	161,841	$1,845
SEI Institutional International Trust International Equity Fund, Class A*	1,750,417	14,598
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A**	4,646,234	51,202
SEI Institutional Managed Trust Tax-Managed Small Cap Fund, Class A	1,185,407	12,814

Total Equity Funds (Cost $65,221) ($ Thousands)		80,459

FIXED INCOME FUNDS — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	328,014	3,670
SEI Institutional Managed Trust High Yield Bond Fund, Class A	985,098	7,162

Total Fixed Income Funds (Cost $7,995) ($ Thousands)		10,832

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	219,136	219
Total Money Market Fund (Cost $219) ($ Thousands)		219

Total Investments — 99.9% (Cost $73,435) ($ Thousands)		$91,510

Percentages are based on Net Assets of $91,586 ($ Thousands).

*	Non-Income Producing Fund.

**	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of September 30, 2010.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	19

Statements of Assets and Liabilities ($ Thousands)

September 30, 2010 (Unaudited)

	Diversified Conservative Income Fund		Diversified Conservative Fund		Diversified Market Growth Fund
ASSETS:
Investments in Affiliated Funds, at market value†	$43,258		$44,966		$105,954
Receivable for Fund Shares Sold	59		264		22
Income Distribution Receivable from Affiliated Funds	57		63		125
Prepaid Expenses	6		7		15
Receivable from Administrator	1		1		4
Receivable for Investment Securities Sold	—		24		40
Total Assets	43,381		45,325		106,160
LIABILITIES:
Payable for Investment Securities Purchased	137		87		363
Payable for Fund Shares Redeemed	11		7		12
Investment Advisory Fees Payable	3		4		9
Distribution Fees Payable	3		3		4
Administrative Servicing Fees Payable	1		1		4
Trustees’ Fees Payable	—		—		1
Accrued Expenses	7		8		20
Total Liabilities	162		110		413
Net Assets	$43,219		$45,215		$105,747
† Cost of investments in affiliated funds	$40,566		$41,626		$100,312
NET ASSETS:
Paid in Capital (unlimited authorization—no par value)	$47,083		$53,329		$136,245
Undistributed (Distributions in Excess of) Net Investment Income	146		162		310
Accumulated Net Realized Loss on Investments	(6,702)		(11,616)		(36,450)
Net Unrealized Appreciation on Investments	2,692		3,340		5,642
Net Assets	$43,219		$45,215		$105,747
Net Asset Value, Offering and Redemption Price Per Share — Class A	$10 .43		$9 .27		$9 .50
	($35,643,454 ÷ 3,417,751 shares	)	($37,244,694 ÷ 4,016,843 shares	)	($79,680,762 ÷ 8,383,664 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class D	$10 .35		$9 .24		$9 .37
	($2,290,757 ÷ 221,337 shares	)	($2,227,851 ÷ 241,148 shares	)	($3,966,762 ÷ 423,128 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$10 .40		$9 .25		$9 .46
	($5,284,934 ÷ 508,065 shares	)	($5,742,776 ÷ 620,846 shares	)	($22,099,529 ÷ 2,335,440 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

Diversified Moderate Growth Fund		Diversified Aggressive Growth Fund		Diversified Aggressive Stock Fund		Diversified U.S. Stock Fund

$ 69,749		$115,145		$ 61,958		$ 42,050
17		35		44		15
65		67		—		—
7		17		9		6
3		4		2		1
53		94		75		27
69,894		115,362		62,088		42,099

128		236		89		40
28		273		82		8
6		9		5		3
11		8		5		5
2		6		2		1
1		1		1		—
12		21		10		8
188		554		194		65
$ 69,706		$114,808		$ 61,894		$ 42,034
$ 65,646		$109,212		$ 57,068		$ 38,167

$ 96,431		$159,952		$ 88,537		$ 67,546
147		129		(33)		(22)
(30,975)		(51,206)		(31,500)		(29,373)
4,103		5,933		4,890		3,883
$ 69,706		$114,808		$ 61,894		$ 42,034
$10 .22		$10 .01		$10 .01		$12 .07
($50,557,836 ÷ 4,949,336 shares	)	($75,134,297 ÷ 7,508,110 shares	)	($46,437,971 ÷ 4,636,942 shares	)	($34,465,432 ÷ 2,854,495 shares	)
$10 .15		$9 .90		$9 .24		$11 .18
($8,649,728 ÷ 852,310 shares	)	($7,785,186 ÷ 786,434 shares	)	($4,148,919 ÷ 448,957 shares	)	($3,608,371 ÷ 322,682 shares	)
$10 .20		$9 .99		$9 .98		$12 .02
($10,498,280 ÷ 1,029,028 shares	)	($31,888,797 ÷ 3,192,315 shares	)	($11,307,345 ÷ 1,133,442 shares	)	($3,960,521 ÷ 329,513 shares	)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	21

Statements of Assets and Liabilities ($ Thousands)

September 30, 2010 (Unaudited)

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund
ASSETS:
Investments in Affiliated Funds, at market value†	$42,329		$11,007		$108,823
Income Distribution Receivable from Affiliated Funds	37		30		141
Prepaid Expenses	5		2		17
Receivable from Administrator	2		—		5
Receivable for Fund Shares Sold	—		5		101
Receivable for Investment Securities Sold	—		9		39
Total Assets	42,373		11,053		109,126
LIABILITIES:
Payable for Investment Securities Purchased	146		46		152
Payable for Fund Shares Redeemed	58		10		487
Investment Advisory Fees Payable	3		1		9
Trustees’ Fees Payable	—		—		2
Accrued Expenses	8		2		19
Total Liabilities	215		59		669
Net Assets	$42,158		$10,994		$108,457
† Cost of investments in affiliated funds	$41,079		$10,008		$105,052
NET ASSETS:
Paid in Capital (unlimited authorization — no par value)	$46,880		$14,205		$129,136
Undistributed Net Investment Income	115		81		422
Accumulated Net Realized Loss on Investments	(6,087)		(4,291)		(24,872)
Net Unrealized Appreciation on Investments	1,250		999		3,771
Net Assets	$42,158		$10,994		$108,457
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.52		$10.20		$9.55
	($42,157,566 ÷ 4,427,749 shares	)	($10,993,857 ÷ 1,077,810 shares	)	($106,651,656 ÷ 11,167,421 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$9.43		N/A		$9.68
	($116.65 ÷ 12.37 shares	)			($1,805,408 ÷ 186,438 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

22	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund

$24,413		$294,035		$62,470
54		432		76
4		47		10
1		13		3
—		344		5
40		126		37
24,512		294,997		62,601

83		425		152
5		1,254		102
2		24		5
—		4		1
5		52		11
95		1,759		271
$24,417		$293,238		$62,330
$19,814		$281,839		$57,018

$29,462		$372,140		$77,446
147		1,246		202
(9,791)		(92,344)		(20,770)
4,599		12,196		5,452
$24,417		$293,238		$62,330
$9.69		$9.99		$12.22
($24,417,106 ÷ 2,518,809 shares	)	($291,399,485 ÷ 29,155,831 shares	)	($62,330,312 ÷ 5,100,571 shares	)
N/A		$10.22		N/A
		($1,838,314 ÷ 179,944 shares	)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	23

Statements of Assets and Liabilities ($ Thousands)

September 30, 2010 (Unaudited)

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund
ASSETS:
Investments in Affiliated Funds, at market value†	$280,366		$50,238		$68,276
Receivable for Investment Securities Sold	505		45		87
Income Distribution Receivable from Affiliated Funds	223		26		127
Receivable for Fund Shares Sold	62		—		373
Prepaid Expenses	43		8		9
Receivable from Administrator	13		2		4
Total Assets	281,212		50,319		68,876
LIABILITIES:
Payable for Fund Shares Redeemed	12,222		—		244
Payable for Investment Securities Purchased	480		66		145
Investment Advisory Fees Payable	23		4		6
Trustees’ Fees Payable	3		—		1
Distribution Fees Payable	2		—		—
Chief Compliance Officers Fees Payable	—		—		—
Accrued Expenses	47		9		12
Total Liabilities	12,777		79		408
Net Assets	$268,435		$50,240		$68,468
† Cost of investments in affiliated funds	$251,337		$38,243		$62,831
NET ASSETS:
Paid in Capital (unlimited authorization—no par value)	$383,105		$63,908		$81,068
Undistributed Net Investment Income	565		61		355
Accumulated Net Realized Loss on Investments	(144,264)		(25,724)		(18,400)
Net Unrealized Appreciation on Investments	29,029		11,995		5,445
Net Assets	$268,435		$50,240		$68,468
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9 .80		$11 .31		$9 .86
	($259,065,979 ÷ 26,439,095 shares	)	($50,240,257 ÷ 4,441,561 shares	)	($68,467,374 ÷ 6,945,945 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$9 .59		N/A		$10 .22
	($9,368,972 ÷ 976,928 shares	)			($137.41 ÷ 13.45 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

24	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund

$17,332		$ 433,558		$ 91,510
23		604		89
9		568		48
—		336		113
3		69		15
1		20		4
17,368		435,155		91,779

21		10,750		41
17		921		128
1		35		7
—		5		1
—		2		—
—		1		—
3		73		16
42		11,787		193
$17,326		$ 423,368		$ 91,586
$13,406		$ 397,567		$ 73,435

$20,331		$ 576,517		$120,292
23		1,545		116
(6,954)		(190,685)		(46,897)
3,926		35,991		18,075
$17,326		$423,368		$ 91,586
$10 .24		$9 .81		$12 .32
($17,326,030 ÷ 1,691,526 shares	)	($413,401,621 ÷ 42,122,457 shares	)	($91,585,847 ÷ 7,436,013 shares	)
N/A		$9 .69		N/A
		($9,965,925 ÷ 1,028,225 shares	)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	25

Statements of Operations ($ Thousands)

For the six months ended September 30, 2010 (Unaudited)

	Diversified Conservative Income Fund	Diversified Conservative Fund	Diversified Market Growth Fund
Investment Income:
Income Distributions from Affiliated Funds	$397	$456	$967
Expenses:
Administration Fees	42	44	108
Investment Advisory Fees	21	22	54
Distribution Fees — Class D	9	10	14
Administrative Servicing Fees — Class I	7	7	29
Shareholder Servicing Fees — Class D	3	3	5
Trustees’ Fees	1	1	2
Registration Fees	5	5	15
Printing Fees	3	4	8
Professional Fees	3	3	8
Custodian/Wire Agent Fees	1	1	2
Other Expenses	—	1	1
Total Expenses	95	101	246
Less:
Administration Fees Waived	(42)	(44)	(108)
Reimbursement from Administrator	(8)	(9)	(24)
Net Expenses	45	48	114
Net Investment Income	352	408	853
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Gain from Sales of Affiliated Funds	121	300	7,070
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	817	797	(5,594)
Net Realized and Unrealized Gain (Loss) from Affiliated Funds	938	1,097	1,476
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,290	$1,505	$2,329

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

26	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

Diversified Moderate Growth Fund	Diversified Aggressive Growth Fund	Diversified Aggressive Stock Fund	Diversified U.S. Stock Fund

$532	$601	$93	$90

72	116	60	43
36	58	30	21
34	28	15	14
14	41	14	5
11	9	5	5
1	2	1	1
12	14	7	5
6	9	5	3
5	8	4	3
1	2	1	1
—	1	1	—
192	288	143	101

(72)	(116)	(60)	(43)
(18)	(24)	(12)	(8)
102	148	71	50
430	453	22	40

100	6	2,748	319
591	148	(3,355)	(1,228)
691	154	(607)	(909)
$1,121	$607	$(585)	$(869)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	27

Statements of Operations ($ Thousands)

For the six months ended September 30, 2010 (Unaudited)

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund
Investment Income:
Income Distributions from Affiliated Funds	$291	$207	$1,105
Expenses:
Administration Fees	41	10	108
Investment Advisory Fees	21	5	54
Trustees’ Fees	1	—	2
Chief Compliance Officer Fees	—	—	—
Administrative Servicing Fees — Class I	—	—	3
Registration Fees	6	1	11
Printing Fees	3	1	9
Professional Fees	3	1	8
Custodian/Wire Agent Fees	1	—	2
Other Expenses	—	—	1
Total Expenses	76	18	198
Less:
Administration Fees Waived	(41)	(10)	(108)
Reimbursement from Administrator	(13)	(3)	(32)
Net Expenses	22	5	58
Net Investment Income	269	202	1,047
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Gain (Loss) from Sales of Affiliated Funds	(82)	168	(1,053)
Net Change in Unrealized Appreciation from Affiliated Funds	538	208	2,570
Net Realized and Unrealized Gain from Affiliated Funds	456	376	1,517
Net Increase in Net Assets Resulting from Operations	$725	$578	$2,564

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

28	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

Conservative Strategy Allocation Fund	Moderate Strategy Fund	Moderate Strategy Allocation Fund

$406	$3,412	$677

23	297	63
11	148	31
—	5	1
—	1	—
—	3	—
2	30	7
2	24	5
2	22	5
—	5	1
1	4	1
41	539	114

(23)	(297)	(63)
(7)	(87)	(19)
11	155	32
395	3,257	645

342	4,811	742
419	55	184
761	4,866	926
$1,156	$8,123	$1,571

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	29

Statements of Operations ($ Thousands)

For the six months ended September 30, 2010 (Unaudited)

	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund
Investment Income:
Income Distributions from Affiliated Funds	$2,196	$272	$922
Expenses:
Administration Fees	275	48	70
Investment Advisory Fees	138	24	35
Administrative Servicing Fees — Class I	11	—	—
Trustees’ Fees	5	1	1
Chief Compliance Officer Fees	1	—	—
Registration Fees	31	6	10
Printing Fees	22	4	6
Professional Fees	20	3	5
Custodian/Wire Agent Fees	4	1	1
Other Expenses	4	—	—
Total Expenses	511	87	128
Less:
Administration Fees Waived	(275)	(48)	(70)
Reimbursement from Administrator	(83)	(15)	(22)
Net Expenses	153	24	36
Net Investment Income	2,043	248	886
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Gain (Loss) from Sales of Affiliated Funds	(3,972)	456	596
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	4,890	(601)	1,015
Net Realized and Unrealized Gain (Loss) from Affiliated Funds	918	(145)	1,611
Net Increase in Net Assets Resulting from Operations	$2,961	$103	$2,497

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

30	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$96	$4,473	$525

17	430	91
8	215	46
—	12	—
—	8	2
—	1	—
2	47	10
2	35	7
1	32	7
—	7	1
—	6	1
30	793	165

(17)	(430)	(91)
(5)	(129)	(27)
8	234	47
88	4,239	478

80	(4,303)	227
(71)	10,287	(580)
9	5,984	(353)
$97	$10,223	$125

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	31

Statements of Changes in Net Assets ($ Thousands)

For the six months ended September 30, 2010 (Unaudited) and the year ended March 31, 2010

	Diversified Conservative Income Fund		Diversified Conservative Fund		Diversified Market Growth Fund
	4/01/10 - 9/30/10	4/01/09 - 3/31/10	4/01/10 - 9/30/10	4/01/09 - 3/31/10	4/01/10 - 9/30/10	4/01/09 - 3/31/10
Operations:
Net Investment Income	$352	$832	$408	$1,021	$853	$2,308
Net Realized Gain (Loss) from Affiliated Funds	121	(2,453)	300	(3,391)	7,070	(9,222)
Capital Gain Distributions Received from Affiliated Funds	—	140	—	174	—	404
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	817	8,657	797	13,129	(5,594)	44,597
Net Increase (Decrease) in Net Assets Resulting from Operations	1,290	7,176	1,505	10,933	2,329	38,087
Dividends and Distributions From:
Net Investment Income:
Class A	(181)	(795)	(213)	(989)	(424)	(2,121)
Class D	(7)	(59)	(8)	(62)	(11)	(42)
Class I	(22)	(109)	(28)	(128)	(118)	(466)
Net Realized Gains:
Class A	—	—	—	—	—	—
Class D	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Total Dividends and Distributions	(210)	(963)	(249)	(1,179)	(553)	(2,629)
Capital Share Transactions(1) :
Class A:
Proceeds from Shares Issued	3,120	6,421	4,273	6,537	8,531	18,377
Reinvestment of Dividends & Distributions	177	778	197	917	423	2,104
Cost of Shares Redeemed	(2,731)	(9,219)	(6,503)	(11,490)	(26,831)	(33,749)
Increase (Decrease) In Net Assets Derived from Class A Transactions	566	(2,020)	(2,033)	(4,036)	(17,877)	(13,268)
Class D:
Proceeds from Shares Issued	182	315	175	521	343	1,142
Reinvestment of Dividends & Distributions	6	57	8	60	10	40
Cost of Shares Redeemed	(580)	(4,064)	(989)	(2,231)	(100)	(344)
Increase (Decrease) In Net Assets Derived from Class D Transactions	(392)	(3,692)	(806)	(1,650)	253	838
Class I:
Proceeds from Shares Issued	826	2,669	1,054	2,387	2,125	6,339
Reinvestment of Dividends & Distributions	22	109	28	127	116	461
Cost of Shares Redeemed	(1,107)	(1,040)	(812)	(2,578)	(5,729)	(7,395)
Increase (Decrease) In Net Assets Derived from Class I Transactions	(259)	1,738	270	(64)	(3,488)	(595)
Decrease in Net Assets Derived from Capital Share Transactions	(85)	(3,974)	(2,569)	(5,750)	(21,112)	(13,025)
Net Increase (Decrease) in Net Assets	995	2,239	(1,313)	4,004	(19,336)	22,433
Net Assets:
Beginning of Period	42,224	39,985	46,528	42,524	125,083	102,650
End of Period	$43,219	$42,224	$45,215	$46,528	$105,747	$125,083
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at End of Period	$146	$4	$162	$3	$310	$10
(1)	For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

32	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

Diversified Moderate Growth Fund		Diversified Aggressive Growth Fund		Diversified Aggressive Stock Fund		Diversified U.S. Stock Fund
4/01/10 - 9/30/10	4/01/09 - 3/31/10	4/01/10 - 9/30/10	4/01/09 - 3/31/10	4/01/10 - 9/30/10	4/01/09 - 3/31/10	4/01/10 - 9/30/10	4/01/09 - 3/31/10

$430	$1,132	$453	$1,279	$22	$153	$40	$159
100	(2,532)	6	(23,619)	2,748	(21,915)	319	(15,657)
—	269	—	408	—	212	—	177
591	23,017	148	66,999	(3,355)	47,865	(1,228)	31,752
1,121	21,886	607	45,067	(585)	26,315	(869)	16,431

(237)	(1,051)	(241)	(1,148)	(50)	(227)	(59)	(229)
(17)	(89)	(5)	(32)	—	(3)	—	(8)
(37)	(202)	(82)	(376)	(5)	(39)	(4)	(18)

—	—	—	—	—	(545)	—	—
—	—	—	—	—	(45)	—	—
—	—	—	—	—	(141)	—	—
(291)	(1,342)	(328)	(1,556)	(55)	(1,000)	(63)	(255)

2,887	8,636	7,355	15,793	5,207	10,926	2,427	6,547
235	1,043	240	1,128	48	719	59	222
(8,741)	(19,757)	(15,144)	(41,191)	(6,828)	(24,051)	(4,868)	(9,636)
(5,619)	(10,078)	(7,549)	(24,270)	(1,573)	(12,406)	(2,382)	(2,867)

486	1,348	781	1,235	362	521	183	542
16	87	5	30	—	48	—	8
(1,489)	(1,811)	(348)	(751)	(253)	(799)	(538)	(1,159)
(987)	(376)	438	514	109	(230)	(355)	(609)

1,393	3,198	2,687	7,793	1,177	4,248	429	1,239
37	201	81	373	5	177	4	19
(3,896)	(3,069)	(5,779)	(10,920)	(2,140)	(5,777)	(712)	(1,041)
(2,466)	330	(3,011)	(2,754)	(958)	(1,352)	(279)	217
(9,072)	(10,124)	(10,122)	(26,510)	(2,422)	(13,988)	(3,016)	(3,259)
(8,242)	10,420	(9,843)	17,001	(3,062)	11,327	(3,948)	12,917

77,948	67,528	124,651	107,650	64,956	53,629	45,982	33,065
$69,706	$77,948	$114,808	$124,651	$61,894	$64,956	$42,034	$45,982
$147	$8	$129	$4	$(33)	$—	$(22)	$1

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	33

Statements of Changes in Net Assets ($ Thousands)

For the six months ended September 30, 2010 (Unaudited) and the year ended March 31, 2010

	Defensive Strategy Fund		Defensive Strategy Allocation Fund
	4/01/10 - 9/30/10	4/01/09 - 3/31/10	4/01/10 - 9/30/10	4/01/09 - 3/31/10
Operations:
Net Investment Income	$269	$435	$202	$413
Net Realized Gain (Loss) from Affiliated Funds	(82)	(1,355)	168	(54)
Capital Gain Distributions Received from Affiliated Funds	—	24	—	10
Net Change in Unrealized Appreciation from Affiliated Funds	538	3,177	208	3,952
Net Increase in Net Assets Resulting from Operations	725	2,281	578	4,321
Dividends and Distributions From:
Net Investment Income:
Class A	(157)	(463)	(123)	(426)
Class I	—	—	N/A	N/A
Net Capital Gains:
Class A	—	—	—	—
Class I	—	—	N/A	N/A
Total Dividends and Distributions	(157)	(463)	(123)	(426)
Capital Share Transactions(1) :
Class A:
Proceeds from Shares Issued	8,763	19,485	2,423	2,887
Reinvestment of Dividends & Distributions	148	437	116	402
Cost of Shares Redeemed	(10,223)	(28,545)	(1,691)	(6,052)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(1,312)	(8,623)	848	(2,763)
Class I:
Proceeds from Shares Issued	—	—	N/A	N/A
Reinvestment of Dividends & Distributions	—	—	N/A	N/A
Cost of Shares Redeemed	—	—	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	—	—	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(1,312)	(8,623)	848	(2,763)
Net Increase (Decrease) in Net Assets	(744)	(6,805)	1,303	1,132
Net Assets:
Beginning of Period	42,902	49,707	9,691	8,559
End of Period	$42,158	$42,902	$10,994	$9,691
Undistributed Net Investment Income Included in Net Assets at End of Period	$115	$3	$81	$2
(1)	For Capital share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

34	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

Conservative Strategy Fund		Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
4/01/10 - 9/30/10	4/01/09 - 3/31/10	4/01/10 - 9/30/10	4/01/09 - 3/31/10	4/01/10 - 9/30/10	4/01/09 - 3/31/10	4/01/10 - 9/30/10	4/01/09 - 3/31/10

$1,047	$2,682	$395	$905	$3,257	$8,124	$645	$1,688
(1,053)	(6,197)	342	1,208	4,811	(10,967)	742	(1,107)
—	102	—	20	—	452	—	33
2,570	21,885	419	8,132	55	81,104	184	26,139
2,564	18,472	1,156	10,265	8,123	78,713	1,571	26,753

(627)	(2,758)	(253)	(929)	(2,029)	(8,522)	(448)	(1,729)
(11)	(41)	N/A	N/A	(12)	(44)	N/A	N/A

—	—	—	—	—	(3,742)	—	—
—	—	N/A	N/A	—	(21)	N/A	N/A
(638)	(2,799)	(253)	(929)	(2,041)	(12,329)	(448)	(1,729)

16,268	41,854	4,004	7,626	24,010	63,189	3,729	11,912
595	2,633	210	805	1,973	11,949	413	1,608
(20,376)	(57,591)	(3,776)	(11,939)	(45,875)	(84,354)	(11,779)	(26,305)
(3,513)	(13,104)	438	(3,508)	(19,892)	(9,216)	(7,637)	(12,785)

273	832	N/A	N/A	255	861	N/A	N/A
11	41	N/A	N/A	12	64	N/A	N/A
(630)	(355)	N/A	N/A	(543)	(474)	N/A	N/A
(346)	518	N/A	N/A	(276)	451	N/A	N/A
(3,859)	(12,586)	438	(3,508)	(20,168)	(8,765)	(7,637)	(12,785)
(1,933)	3,087	1,341	5,828	(14,086)	57,619	(6,514)	12,239

110,390	107,303	23,076	17,248	307,324	249,705	68,844	56,605
$108,457	$110,390	$24,417	$23,076	$293,238	$307,324	$62,330	$68,844
$422	$13	$147	$5	$1,246	$30	$202	$5

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	35

Statements of Changes in Net Assets ($ Thousands)

For the six months ended September 30, 2010 (Unaudited) and the year ended March 31, 2010

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	4/01/10 -9/30/10	4/01/09 -3/31/10	4/01/10 -9/30/10	4/01/09 -3/31/10
Operations:
Net Investment Income	$2,043	$5,585	$248	$794
Net Realized Gain (Loss) from Affiliated Funds	(3,972)	(84,020)	456	(1,310)
Capital Gain Distributions Received from Affiliated Funds	—	779	—	11
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	4,890	194,463	(601)	22,426
Net Increase in Net Assets Resulting from Operations	2,961	116,807	103	21,921
Dividends and Distributions From:
Net Investment Income:
Class A	(1,452)	(5,948)	(188)	(809)
Class I	(43)	(137)	N/A	N/A
Net Capital Gains:
Class A	—	—	—	—
Class I	—	—	N/A	N/A
Total Dividends and Distributions	(1,495)	(6,085)	(188)	(809)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	27,308	72,280	4,119	8,062
Reinvestment of Dividends & Distributions	1,413	5,808	182	785
Cost of Shares Redeemed	(53,200)	(128,613)	(5,306)	(23,909)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(24,479)	(50,525)	(1,005)	(15,062)
Class I:
Proceeds from Shares Issued	1,783	5,357	N/A	N/A
Reinvestment of Dividends & Distributions	43	137	N/A	N/A
Cost of Shares Redeemed	(1,913)	(1,493)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	(87)	4,001	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(24,566)	(46,524)	(1,005)	(15,062)
Net Increase (Decrease) in Net Assets	(23,100)	64,198	(1,090)	6,050
Net Assets:
Beginning of Period	291,535	227,337	51,330	45,280
End of Period	$268,435	$291,535	$50,240	$51,330
Undistributed Net Investment Income Included in Net Assets at End of Period	$565	$17	$61	$1
(1)	For Capital share Transactions see footnote 4 in the notes to financial statements.
Amounts	designated as “—” are $0 or have been rounded to $0.
N/A	— Not applicable. Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

36	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
4/01/10 -9/30/10	4/01/09 -3/31/10	4/01/10 -9/30/10	4/01/09 -3/31/10	4/01/10 -9/30/10	4/01/09 -3/31/10	4/01/10 -9/30/10	4/01/09 -3/31/10

$886	$1,985	$88	$267	$4,239	$10,619	$478	$1,454
596	(6,282)	80	(275)	(4,303)	(73,487)	227	(2,665)
—	257	—	4	—	1,390	—	20
1,015	22,842	(71)	7,208	10,287	212,843	(580)	40,394
2,497	18,802	97	7,204	10,223	151,365	125	39,203

(540)	(2,219)	(66)	(272)	(2,680)	(11,542)	(365)	(1,480)
—	—	N/A	N/A	(57)	(191)	N/A	N/A

—	—	—	—	—	—	—	—
—	—	N/A	N/A	—	—	N/A	N/A
(540)	(2,219)	(66)	(272)	(2,737)	(11,733)	(365)	(1,480)

7,487	22,712	2,013	2,690	35,868	101,599	3,284	13,764
523	2,178	65	266	2,617	11,299	350	1,408
(18,615)	(23,234)	(2,214)	(6,735)	(74,319)	(178,242)	(9,473)	(35,658)
(10,605)	1,656	(136)	(3,779)	(35,834)	(65,344)	(5,839)	(20,486)

—	—	N/A	N/A	1,577	4,838	N/A	N/A
—	—	N/A	N/A	57	191	N/A	N/A
—	—	N/A	N/A	(2,096)	(2,238)	N/A	N/A
—	—	N/A	N/A	(462)	2,791	N/A	N/A
(10,605)	1,656	(136)	(3,779)	(36,296)	(62,553)	(5,839)	(20,486)
(8,648)	18,239	(105)	3,153	(28,810)	77,079	(6,079)	17,237

77,116	58,877	17,431	14,278	452,178	375,099	97,665	80,428
$68,468	$77,116	$17,326	$17,431	$423,368	$452,178	$91,586	$97,665
$355	$9	$23	$1	$1,545	$43	$116	$3

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	37

Financial Highlights

For the six months ended September 30, 2010 (Unaudited) and the years ended March 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets**	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Portfolio Turnover Rate
Diversified Conservative Income Fund
Class A
2010@	$10.16	$0.09	$0.23	$0.32	$(0.05)	$—	$(0.05)	$10.43	3.22%	$35,643	0.12%	1.77%	0.36%	36%
2010	8.74	0.21	1.46	1.67	(0.25)	—	(0.25)	10.16	19.18	34,179	0.12	2.14	0.35	160
2009	10.75	0.36	(1.95)	(1.59)	(0.36)	(0.06)	(0.42)	8.74	(14.94)	31,430	0.12	3.61	0.35	87
2008	11.35	0.44	(0.48)	(0.04)	(0.49)	(0.07)	(0.56)	10.75	(0.41)	44,804	0.12	3.89	0.34	20
2007	11.28	0.43	0.36	0.79	(0.46)	(0.26)	(0.72)	11.35	7.21	47,155	0.12	3.76	0.35	17
2006	11.07	0.34	0.29	0.63	(0.35)	(0.07)	(0.42)	11.28	5.70	56,119	0.12	3.04	0.36	41
Class D
2010@	$10.11	$0.04	$0.23	$0.27	$(0.03)	$—	$(0.03)	$10.35	2.65%	$2,291	1.12%	0.78%	1.36%	36%
2010	8.68	0.11	1.45	1.56	(0.13)	—	(0.13)	10.11	18.03	2,629	1.12	1.19	1.35	160
2009	10.68	0.26	(1.94)	(1.68)	(0.26)	(0.06)	(0.32)	8.68	(15.81)	5,485	1.12	2.64	1.35	87
2008	11.28	0.32	(0.47)	(0.15)	(0.38)	(0.07)	(0.45)	10.68	(1.40)	6,298	1.12	2.89	1.34	20
2007	11.21	0.31	0.36	0.67	(0.34)	(0.26)	(0.60)	11.28	6.17	7,258	1.12	2.77	1.35	17
2006	11.01	0.22	0.28	0.50	(0.23)	(0.07)	(0.30)	11.21	4.53	8,453	1.12	2.02	1.36	41
Class I
2010@	$10.14	$0.08	$0.23	$0.31	$(0.05)	$—	$(0.05)	$10.40	3.05%	$5,285	0.37%	1.52%	0.61%	36%
2010	8.73	0.19	1.44	1.63	(0.22)	—	(0.22)	10.14	18.81	5,416	0.37	1.93	0.60	160
2009	10.73	0.33	(1.93)	(1.60)	(0.34)	(0.06)	(0.40)	8.73	(15.09)	3,070	0.37	3.38	0.60	87
2008	11.33	0.41	(0.48)	(0.07)	(0.46)	(0.07)	(0.53)	10.73	(0.67)	4,197	0.37	3.63	0.59	20
2007	11.26	0.40	0.36	0.76	(0.43)	(0.26)	(0.69)	11.33	6.96	4,739	0.37	3.51	0.60	17
2006	11.06	0.32	0.27	0.59	(0.32)	(0.07)	(0.39)	11.26	5.36	4,165	0.37	2.79	0.61	41
Diversified Conservative Fund
Class A
2010@	$9.00	$0.09	$0.23	$0.32	$(0.05)	$—	$(0.05)	$9.27	3.63%	$37,245	0.12%	1.93%	0.36%	41%
2010	7.25	0.20	1.78	1.98	(0.23)	—	(0.23)	9.00	27.51	38,225	0.12	2.34	0.35	158
2009	10.06	0.33	(2.65)	(2.32)	(0.34)	(0.15)	(0.49)	7.25	(23.40)	34,445	0.12	3.69	0.35	91
2008	11.03	0.38	(0.60)	(0.22)	(0.50)	(0.25)	(0.75)	10.06	(2.28)	64,565	0.12	3.49	0.34	24
2007	10.97	0.37	0.57	0.94	(0.41)	(0.47)	(0.88)	11.03	8.79	80,537	0.12	3.34	0.35	32
2006	10.48	0.30	0.55	0.85	(0.30)	(0.06)	(0.36)	10.97	8.21	94,597	0.12	2.80	0.36	43
Class D
2010@	$8.99	$0.04	$0.24	$0.28	$(0.03)	$—	$(0.03)	$9.24	3.11%	$2,228	1.12%	0.94%	1.36%	41%
2010	7.24	0.11	1.78	1.89	(0.14)	—	(0.14)	8.99	26.24	2,977	1.12	1.34	1.36	158
2009	10.03	0.24	(2.63)	(2.39)	(0.25)	(0.15)	(0.40)	7.24	(24.06)	3,757	1.12	2.77	1.35	91
2008	11.01	0.27	(0.61)	(0.34)	(0.39)	(0.25)	(0.64)	10.03	(3.37)	5,099	1.12	2.50	1.34	24
2007	10.96	0.26	0.56	0.82	(0.30)	(0.47)	(0.77)	11.01	7.62	6,559	1.12	2.34	1.35	32
2006	10.47	0.19	0.56	0.75	(0.20)	(0.06)	(0.26)	10.96	7.15	8,942	1.12	1.80	1.36	43
Class I
2010@	$8.99	$0.15	$0.16	$0.31	$(0.05)	$—	$(0.05)	$9.25	3.45%	$5,743	0.37%	1.68%	0.61%	41%
2010	7.24	0.18	1.78	1.96	(0.21)	—	(0.21)	8.99	27.24	5,326	0.37	2.12	0.60	158
2009	10.04	0.31	(2.64)	(2.33)	(0.32)	(0.15)	(0.47)	7.24	(23.54)	4,322	0.37	3.54	0.60	91
2008	11.02	0.35	(0.61)	(0.26)	(0.47)	(0.25)	(0.72)	10.04	(2.63)	5,995	0.37	3.23	0.59	24
2007	10.96	0.34	0.57	0.91	(0.38)	(0.47)	(0.85)	11.02	8.54	8,010	0.37	3.12	0.60	32
2006	10.47	0.27	0.56	0.83	(0.28)	(0.06)	(0.34)	10.96	7.95	7,250	0.37	2.54	0.61	43

38	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets**	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Portfolio Turnover Rate
Diversified Market Growth Fund
Class A
2010@	$9.36	$0.08	$0.11	$0.19	$(0.05)	$—	$(0.05)	$9.50	2.09%	$79,681	0.12%	1.67%	0.37%	42%
2010	6.88	0.17	2.51	2.68	(0.20)	—	(0.20)	9.36	39.13	96,010	0.12	1.99	0.36	151
2009	10.99	0.29	(3.82)	(3.53)	(0.30)	(0.28)	(0.58)	6.88	(32.59)	81,133	0.12	3.17	0.35	96
2008	12.38	0.37	(0.93)	(0.56)	(0.56)	(0.27)	(0.83)	10.99	(4.94)	140,606	0.12	2.99	0.34	25
2007	11.96	0.35	0.87	1.22	(0.42)	(0.38)	(0.80)	12.38	10.44	168,886	0.12	2.86	0.34	28
2006	10.92	0.27	1.09	1.36	(0.27)	(0.05)	(0.32)	11.96	12.64	178,977	0.12	2.40	0.36	58
Class D
2010@	$9.25	$0.03	$0.12	$0.15	$(0.03)	$—	$(0.03)	$9.37	1.61%	$3,967	1.12%	0.68%	1.37%	42%
2010	6.81	0.09	2.47	2.56	(0.12)	—	(0.12)	9.25	37.65	3,660	1.12	1.04	1.36	151
2009	10.87	0.19	(3.77)	(3.58)	(0.20)	(0.28)	(0.48)	6.81	(33.24)	2,049	1.12	2.01	1.35	96
2008	12.26	0.25	(0.92)	(0.67)	(0.45)	(0.27)	(0.72)	10.87	(5.90)	5,325	1.12	2.09	1.34	25
2007	11.85	0.23	0.85	1.08	(0.29)	(0.38)	(0.67)	12.26	9.32	4,739	1.12	1.89	1.34	28
2006	10.82	0.16	1.07	1.23	(0.15)	(0.05)	(0.20)	11.85	11.51	7,674	1.12	1.38	1.36	58
Class I
2010@	$9.32	$0.07	$0.11	$0.18	$(0.04)	$—	$(0.04)	$9.46	2.02%	$22,100	0.37%	1.44%	0.62%	42%
2010	6.86	0.15	2.48	2.63	(0.17)	—	(0.17)	9.32	38.61	25,413	0.37	1.77	0.61	151
2009	10.95	0.27	(3.80)	(3.53)	(0.28)	(0.28)	(0.56)	6.86	(32.70)	19,468	0.37	2.97	0.60	96
2008	12.34	0.34	(0.93)	(0.59)	(0.53)	(0.27)	(0.80)	10.95	(5.19)	30,981	0.37	2.78	0.59	25
2007	11.93	0.33	0.85	1.18	(0.39)	(0.38)	(0.77)	12.34	10.13	31,814	0.37	2.70	0.59	28
2006	10.89	0.24	1.09	1.33	(0.24)	(0.05)	(0.29)	11.93	12.41	18,748	0.37	2.15	0.61	58
Diversified Moderate Growth Fund
Class A
2010@	$10.04	$0.07	$0.16	$0.23	$(0.05)	$—	$(0.05)	$10.22	2.29%	$50,558	0.12%	1.36%	0.37%	40%
2010	7.57	0.15	2.50	2.65	(0.18)	—	(0.18)	10.04	35.22	55,485	0.12	1.67	0.36	160
2009	11.81	0.28	(3.92)	(3.64)	(0.30)	(0.30)	(0.60)	7.57	(31.17)	50,544	0.12	2.73	0.35	76
2008	13.64	0.37	(0.96)	(0.59)	(0.56)	(0.68)	(1.24)	11.81	(4.95)	147,548	0.12	2.77	0.34	13
2007	13.29	0.34	0.94	1.28	(0.45)	(0.48)	(0.93)	13.64	9.85	194,744	0.12	2.55	0.35	15
2006	12.20	0.27	1.11	1.38	(0.28)	(0.01)	(0.29)	13.29	11.41	338,254	0.12	2.15	0.36	52
Class D
2010@	$10.00	$0.02	$0.15	$0.17	$(0.02)	$—	$(0.02)	$10.15	1.70%	$8,650	1.12%	0.36%	1.37%	40%
2010	7.54	0.06	2.49	2.55	(0.09)	—	(0.09)	10.00	33.92	9,538	1.12	0.68	1.36	160
2009	11.75	0.19	(3.90)	(3.71)	(0.20)	(0.30)	(0.50)	7.54	(31.81)	7,490	1.12	1.87	1.35	76
2008	13.58	0.24	(0.96)	(0.72)	(0.43)	(0.68)	(1.11)	11.75	(5.94)	13,301	1.12	1.78	1.34	13
2007	13.24	0.22	0.92	1.14	(0.32)	(0.48)	(0.80)	13.58	8.70	17,844	1.12	1.67	1.35	15
2006	12.16	0.15	1.09	1.24	(0.15)	(0.01)	(0.16)	13.24	10.27	19,586	1.12	1.15	1.36	52
Class I
2010@	$10.04	$0.05	$0.15	$0.20	$(0.04)	$—	$(0.04)	$10.20	2.00%	$10,498	0.37%	1.09%	0.62%	40%
2010	7.57	0.13	2.50	2.63	(0.16)	—	(0.16)	10.04	34.89	12,925	0.37	1.44	0.61	160
2009	11.80	0.26	(3.91)	(3.65)	(0.28)	(0.30)	(0.58)	7.57	(31.29)	9,494	0.37	2.64	0.60	76
2008	13.63	0.34	(0.96)	(0.62)	(0.53)	(0.68)	(1.21)	11.80	(5.20)	15,256	0.37	2.53	0.59	13
2007	13.29	0.32	0.92	1.24	(0.42)	(0.48)	(0.90)	13.63	9.49	23,382	0.37	2.42	0.60	15
2006	12.20	0.24	1.11	1.35	(0.25)	(0.01)	(0.26)	13.29	11.14	23,262	0.37	1.91	0.61	52
Diversified Aggressive Growth Fund
Class A
2010@	$9.95	$0.04	$0.05	$0.09	$(0.03)	$—	$(0.03)	$10.01	0.95%	$75,134	0.12%	0.92%	0.36%	34%
2010	6.92	0.10	3.05	3.15	(0.12)	—	(0.12)	9.95	45.72	82,442	0.12	1.13	0.36	140
2009	12.51	0.22	(5.11)	(4.89)	(0.22)	(0.48)	(0.70)	6.92	(39.45)	76,704	0.12	2.12	0.35	70
2008	14.45	0.31	(1.23)	(0.92)	(0.61)	(0.41)	(1.02)	12.51	(7.04)	170,825	0.12	2.14	0.34	17
2007	13.61	0.29	1.22	1.51	(0.39)	(0.28)	(0.67)	14.45	11.29	213,992	0.12	2.07	0.34	23
2006	12.01	0.21	1.67	1.88	(0.21)	(0.07)	(0.28)	13.61	15.81	236,477	0.12	1.64	0.36	69
Class D
2010@	$9.86	$—	$0.05	$0.05	$(0.01)	$—	$(0.01)	$9.90	0.47%	$7,785	1.12%	(0.08)%	1.36%	34%
2010	6.87	0.01	3.02	3.03	(0.04)	—	(0.04)	9.86	44.19	7,297	1.12	0.16	1.36	140
2009	12.42	0.12	(5.07)	(4.95)	(0.12)	(0.48)	(0.60)	6.87	(40.07)	4,705	1.12	1.19	1.35	70
2008	14.36	0.17	(1.23)	(1.06)	(0.47)	(0.41)	(0.88)	12.42	(8.02)	8,649	1.12	1.16	1.34	17
2007	13.52	0.16	1.21	1.37	(0.25)	(0.28)	(0.53)	14.36	10.25	11,161	1.12	1.13	1.34	23
2006	11.93	0.08	1.66	1.74	(0.08)	(0.07)	(0.15)	13.52	14.69	14,026	1.12	0.62	1.36	69
Class I
2010@	$9.93	$0.03	$0.05	$0.08	$(0.02)	$—	$(0.02)	$9.99	0.88%	$31,889	0.37%	0.67%	0.61%	34%
2010	6.91	0.08	3.04	3.12	(0.10)	—	(0.10)	9.93	45.29	34,912	0.37	0.90	0.61	140
2009	12.49	0.20	(5.10)	(4.90)	(0.20)	(0.48)	(0.68)	6.91	(39.60)	26,241	0.37	1.98	0.60	70
2008	14.44	0.28	(1.24)	(0.96)	(0.58)	(0.41)	(0.99)	12.49	(7.34)	46,352	0.37	1.96	0.59	17
2007	13.61	0.27	1.20	1.47	(0.36)	(0.28)	(0.64)	14.44	10.95	45,378	0.37	1.96	0.59	23
2006	12.00	0.18	1.68	1.86	(0.18)	(0.07)	(0.25)	13.61	15.63	32,240	0.37	1.44	0.61	69

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	39

Financial Highlights

For the six months ended September 30, 2010 (Unaudited) and the years ended March 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets**	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Portfolio Turnover Rate
Diversified Aggressive Stock Fund
Class A
2010@	$10.08	$0.01	$(0.07)	$(0.06)	$(0.01)	$—	$(0.01)	$10.01	(0.57)%		$46,438	0.12%	0.19%	0.36%	28%
2010	6.74	0.03	3.45	3.48	(0.04)	(0.10)	(0.14)	10.08	51.79		48,456	0.12	0.33	0.36	125
2009	12.52	0.13	(5.79)	(5.66)	(0.12)	—	(0.12)	6.74	(45.31)		41,488	0.12	1.27	0.35	50
2008	14.40	0.20	(1.50)	(1.30)	(0.58)	—	(0.58)	12.52	(9.49)		82,495	0.12	1.36	0.34	20
2007	13.11	0.18	1.41	1.59	(0.30)	—	(0.30)	14.40	12.18		120,818	0.12	1.36	0.34	23
2006	11.16	0.11	1.97	2.08	(0.11)	(0.02)	(0.13)	13.11	18.75		142,449	0.12	0.95	0.36	86
Class D
2010@	$9.34	$(0.04)	$(0.06)	$(0.10)	$—	$—	$—	$9.24	(1.07)%		$4,149	1.12%	(0.80)%	1.36%	28%
2010	6.29	(0.05)	3.21	3.16	(0.01)	(0.10)	(0.11)	9.34	50.29		4,083	1.12	(0.65)	1.36	125
2009	11.71	0.03	(5.40)	(5.37)	(0.05)	—	(0.05)	6.29	(45.84)		2,924	1.12	0.30	1.35	50
2008	13.52	0.06	(1.42)	(1.36)	(0.45)	—	(0.45)	11.71	(10.43)		5,204	1.12	0.45	1.34	20
2007	12.36	0.05	1.31	1.36	(0.20)	—	(0.20)	13.52	11.03		5,908	1.12	0.43	1.34	23
2006	10.57	(0.01)	1.86	1.85	(0.04)	(0.02)	(0.06)	12.36	17.53		6,046	1.12	(0.10)	1.36	86
Class I
2010@	$10.05	$—	$(0.07)	$(0.07)	$—	$—	$—	$9.98	(0.65)%		$11,307	0.37%	(0.07)%	0.61%	28%
2010	6.73	0.01	3.44	3.45	(0.03)	(0.10)	(0.13)	10.05	51.32		12,417	0.37	0.12	0.61	125
2009	12.49	0.10	(5.76)	(5.66)	(0.10)	—	(0.10)	6.73	(45.41)		9,217	0.37	1.01	0.60	50
2008	14.36	0.18	(1.51)	(1.33)	(0.54)	—	(0.54)	12.49	(9.67)		17,326	0.37	1.26	0.59	20
2007	13.08	0.18	1.36	1.54	(0.26)	—	(0.26)	14.36	11.88		17,836	0.37	1.37	0.59	23
2006	11.14	0.10	1.94	2.04	(0.08)	(0.02)	(0.10)	13.08	18.40		9,110	0.37	0.82	0.61	86
Diversified U.S. Stock Fund
Class A
2010@	$12.30	$0.02	$(0.23)	$(0.21)	$(0.02)	$—	$(0.02)	$12.07	(1.69)%		$34,465	0.12%	0.30%	0.36%	21%
2010	8.19	0.05	4.13	4.18	(0.07)	—	(0.07)	12 .30	51.12		37,572	0.12	0.50	0.37	139
2009	14.52	0.13	(6.33)	(6.20)	(0.13)	—	(0.13)	8.19	(42.84)		27,174	0.12	1.12	0.35	23
2008	16.76	0.18	(1.92)	(1.74)	(0.50)	—	(0.50)	14.52	(10.71)		53,598	0.12	1.09	0.34	11
2007	15.52	0.15	1.36	1.51	(0.27)	—	(0.27)	16.76	9.80		74,105	0.12	0.92	0.34	15
2006	13.46	0.08	2.08	2.16	(0.07)	(0.03)	(0.10)	15.52	16.10		89,770	0.12	0.57	0.37	101
Class D
2010@	$11.43	$(0.04)	$(0.21)	$(0.25)	$—	$—	$—	$11.18	(2.19)%		$3,608	1.12%	(0.69)%	1.36%	21%
2010	7.65	(0.05)	3.85	3.80	(0.02)	—	(0.02)	11.43	49.69		4,059	1.12	(0.53)	1.37	139
2009	13.61	0.01	(5.92)	(5.91)	(0.05)	—	(0.05)	7.65	(43.42)		3,169	1.12	0.13	1.35	23
2008	15.75	0.01	(1.81)	(1.80)	(0.34)	—	(0.34)	13.61	(11.66)		6,311	1.12	0.08	1.34	11
2007	14.60	(0.01)	1.29	1.28	(0.13)	—	(0.13)	15.75	8.78		11,205	1.12	(0.10)	1.34	15
2006	12.73	(0.06)	1.96	1.90	—	(0.03)	(0.03)	14.60	14.91		13,190	1.12	(0.43)	1.37	101
Class I
2010@	$12.25	$—	$(0.22)	$(0.22)	$(0.01)	$—	$(0.01)	$12.02	(1.77)%		$3,961	0.37%	0.05%	0.61%	21%
2010	8.16	0.03	4.11	4.14	(0.05)	—	(0.05)	12.25	50.81		4,351	0.37	0.25	0.62	139
2009	14.48	0.11	(6.32)	(6.21)	(0.11)	—	(0.11)	8.16	(43.01)		2,722	0.37	0.92	0.60	23
2008	16.72	0.14	(1.92)	(1.78)	(0.46)	—	(0.46)	14.48	(10.96)		4,688	0.37	0.85	0.59	11
2007	15.48	0.11	1.36	1.47	(0.23)	—	(0.23)	16.72	9.56		5,775	0.37	0.69	0.59	15
2006	13.44	0.05	2.07	2.12	(0.05)	(0.03)	(0.08)	15.48	15.78		5,936	0.37	0.35	0.62	101
Defensive Strategy Fund
Class A
2010@	$9.39	$0.06	$0.11	$0.17	$(0.04)	$—	$(0.04)	$9.52	1.78%		$42,158	0.10%	1.31%	0.37%	30%
2010	9.01	0.09	0.39	0.48	(0.10)	—	(0.10)	9.39	5.40		42,902	0.10	1.03	0.35	108
2009	9.68	0.25	(0.66)	(0.41)	(0.26)	—	(0.26)	9.01	(4.30)		49,707	0.10	2.69	0.35	64
2008	10.90	0.45	(1.04)	(0.59)	(0.51)	(0.12)	(0.63)	9.68	(5.63)		51,283	0.10	4.25	0.34	40
2007	10.58	0.48	0.36	0.84	(0.50)	(0.02)	(0.52)	10.90	8.08		109,333	0.10	4.48	0.34	94
2006	10.34	0.39	0.20	0.59	(0.33)	(0.02)	(0.35)	10.58	5.81		99,511	0.10	3.69	0.35	46
Class I
2010@	$9.35	$0.02	$0.10	$0.12	$(0.04)	$—	$(0.04)	$9.43	1.25	%(1)	$—	0.10%††	0.34%	0.37%	30%
2010	9.04	0.03	0.38	0.41	(0.10)	—	(0.10)	9.35	4.60	(1)	—	0.10 ††	0.29	0.35	108
2009	9.68	0.25	(0.63)	(0.38)	(0.26)	—	(0.26)	9.04	(3.98	)(1)(2)	—	0.10 ††	2.66	0.35	64
2008	10.96	0.39	(1.04)	(0.65)	(0.51)	(0.12)	(0.63)	9.68	(6.22	)(1)	—	0.10 ††	3.68	0.34	40
2007	10.70	0.43	0.35	0.78	(0.50)	(0.02)	(0.52)	10.96	7.42	(1)	—	0.10 ††	3.96	0.34	94
2006	10.46	0.37 ^	0.22	0.59	(0.33)	(0.02)	(0.35)	10.70	5.74	(1)	—	0.10 ††	3.69	0.35	46

40	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

	Net Asset Value, Beginning of Period	Net Investment Income*		Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets**	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Portfolio Turnover Rate
Defensive Strategy Allocation Fund
Class A
2010@	$9.84	$0.20		$0.29	$0.49	$(0.13)	$—	$(0.13)	$10.20	5.05%		$10,994	0.10%	4.03%	0.36%	40%
2010	6.42	0.37		3.45	3.82	(0.40)	—	(0.40)	9.84	60.22		9,691	0.10	4.43	0.36	100
2009	11.48	0.50		(4.64)	(4.14)	(0.64)	(0.28)	(0.92)	6.42	(37.14)		8,559	0.10	5.16	0.35	143
2008	13.55	0.51		(1.48)	(0.97)	(0.72)	(0.38)	(1.10)	11.48	(7.61)		17,127	0.10	3.95	0.34	37
2007	12.68	0.51		1.19	1.70	(0.63)	(0.20)	(0.83)	13 .55	13.85		20,856	0.10	3.90	0.33	34
2006(3)	11.48	0.40		1.31	1.71	(0.36)	(0.15)	(0.51)	12.68	15.10		20,027	0 .10	3.74	0.36	49
Conservative Strategy Fund
Class A
2010@	$9.38	$0.09		$0.14	$0.23	$(0.06)	$—	$(0.06)	$9.55	2.42%		$106,652	0.10%	1.93%	0.36%	45%
2010	8.13	0.22		1.26	1.48	(0.23)	—	(0.23)	9.38	18.35		108,272	0.10	2.44	0.35	81
2009	10.30	0.35		(2.16)	(1.81)	(0.36)	—	(0.36)	8.13	(17.85)		105,925	0.10	3.71	0.36	72
2008	11.68	0.44		(1.19)	(0.75)	(0.54)	(0.09)	(0.63)	10.30	(6.73)		129,724	0.10	3.90	0.34	66
2007	11.13	0.45		0.63	1.08	(0.51)	(0.02)	(0.53)	11.68	9.88		146,872	0 10	3.98	0.35	103
2006	10.61	0.38		0.53	0.91	(0.34)	(0.05)	(0.39)	11.13	8.72		110,248	0.10	3.48	0.35	15
Class I
2010@	$9.52	$0.08		$0.13	$0.21	$(0.05)	$—	$(0.05)	$9.68	2.22%		$1,805	0.35%	1.69%	0.61%	45%
2010	8.25	0.20		1.28	1.48	(0.21)	—	(0.21)	9.52	18.05		2,118	0.35	2.23	0.60	81
2009	10.44	0.32		(2.17)	(1.85)	(0.34)	—	(0.34)	8.25	(18.02)		1,378	0.35	3.43	0.61	72
2008	11.83	0.43		(1.22)	(0.79)	(0.51)	(0.09)	(0.60)	10 .44	(6.95)		1,484	0.35	3.83	0.59	66
2007	11.29	0.53		0.52	1.05	(0.49)	(0.02)	(0.51)	11.83	9.49		518	0.35	4.47	0.59	103
2006	10.75	0.39	^	0.54	0.93	(0.34)	(0.05)	(0.39)	11.29	8.79	(1)(2)	—	0.10 ††	3.48	0.35	15
Conservative Strategy Allocation Fund
Class A
2010@	$9.34	$0.16		$0.30	$0.46	$(0.11)	$—	$(0.11)	$9.69	5.03%		$24,417	0.10%	3.49%	0.36%	44%
2010	6 .08	0 .32		3 .27	3 .59	(0.33)	—	(0.33)	9 .34	59.74		23,076	0 .10	3.98	0.36	95
2009	10.50	0 .41		(4.20)	(3.79)	(0.45)	(0.18)	(0.63)	6 .08	(36.98)		17,248	0 .10	4.65	0.35	135
2008	12 .20	0 .41		(1.34)	(0.93)	(0.61)	(0.16)	(0.77)	10.50	(7.98)		41,902	0 .10	3.53	0.34	37
2007	11 .30	0 .40		1 .18	1 .58	(0.52)	(0.16)	(0.68)	12 .20	14 .27		47,553	0 .10	3.42	0.34	25
2006(4)	10 .18	0 .32		1 .30	1 .62	(0.32)	(0.18)	(0.50)	11 .30	16 .29		37,197	0 .10	3.22	0.37	28
Moderate Strategy Fund
Class A
2010@	$9 .79	$0.11		$0 .16	$0 .27	$(0.07)	$—	$(0.07)	$9 .99	2.77%		$291,399	0.10%	2.20%	0.36%	38%
2010	7 .70	0 .26		2 .22	2 .48	(0.27)	(0.12)	(0.39)	9 .79	32 .56		305,249	0 .10	2.82	0.36	98
2009	11 .05	0 .37		(3.27)	(2.90)	(0.40)	(0.05)	(0.45)	7 .70	(26.71)		248,422	0 .10	3.77	0.35	76
2008	12 .43	0 .44		(1.16)	(0.72)	(0.55)	(0.11)	(0.66)	11 .05	(6.15)		477,612	0 .10	3.64	0.34	31
2007	11 .82	0 .43		0 .78	1 .21	(0.47)	(0.13)	(0.60)	12 .43	10 .49		529,251	0 .10	3.54	0.34	49
2006	11 .03	0 .37		0 .82	1 .19	(0.34)	(0.06)	(0.40)	11 .82	10 .89		342,663	0 .10	3.22	0.35	6
Class I
2010@	$10.01	$0.10		$0 .17	$0 .27	$(0.06)	$—	$(0.06)	$10.22	2.74%		$1,838	0.35%	1.95%	0.61%	38%
2010	7 .87	0 .24		2 .27	2 .51	(0.25)	(0.12)	(0.37)	10 .01	32 .18		2,075	0 .35	2.62	0.61	98
2009	11 .28	0 .36		(3.34)	(2.98)	(0.38)	(0.05)	(0.43)	7 .87	(26.88)		1,283	0 .35	3.66	0.60	76
2008	12 .67	0 .45		(1.21)	(0.76)	(0.52)	(0.11)	(0.63)	11 .28	(6.32)		1,411	0 .35	3.69	0.59	31
2007	12 .05	0 .48		0 .72	1 .20	(0.45)	(0.13)	(0.58)	12 .67	10 .22		691	0 .35	3.82	0.59	49
2006	11 .18	0.42	^	0 .85	1 .27	(0.34)	(0.06)	(0.40)	12 .05	11.46	(1)(2)	—	0.10 ††	3.22	0.35	6
Moderate Strategy Allocation Fund
Class A
2010@	$11.98	$0.12		$0 .21	$0 .33	$(0.09)	$—	$(0.09)	$12.22	2.80%		$62,330	0.10%	2.05%	0.36%	23%
2010	8 .15	0 .26		3 .85	4 .11	(0.28)	—	(0.28)	11 .98	50 .78		68,844	0 .10	2.54	0.36	57
2009	13 .65	0 .35		(5.27)	(4.92)	(0.39)	(0.19)	(0.58)	8 .15	(36.58)		56,605	0 .10	3.05	0.35	86
2008	15 .41	0 .37		(1.33)	(0.96)	(0.63)	(0.17)	(0.80)	13 .65	(6.65)		120,365	0 .10	2.45	0.34	16
2007	14 .03	0 .35		1 .53	1 .88	(0.47)	(0.03)	(0.50)	15 .41	13 .56		128,135	0 .10	2.44	0.34	12
2006(4)	12 .54	0 .28		1 .58	1 .86	(0.27)	(0.10)	(0.37)	14 .03	14 .98		91,539	0 .10	2.26	0.36	12

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	41

Financial Highlights

For the six months ended September 30, 2010 (Unaudited) and the years ended March 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income*		Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets**		Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Portfolio Turnover Rate
Aggressive Strategy Fund
Class A
2010@	$9 .74	$0.07		$0 .04	$0 .11	$(0.05)	$—	$(0.05)	$9 .80	1.21%		$259,066	0.10%		1.49%	0.36%	40%
2010	6 .50	0 .17		3 .26	3 .43	(0.19)	—	(0.19)	9 .74	52 .97		282,138	0.10		1.93	0.36	121
2009	12 .09	0 .27		(5.18)	(4.91)	(0.28)	(0.40)	(0.68)	6 .50	(41.12)		224,237	0.10		2.82	0.35	89
2008	13 .96	0 .34		(1.35)	(1.01)	(0.64)	(0.22)	(0.86)	12 .09	(7.83)		410,235	0.10		2.46	0.34	18
2007	13 .18	0 .36		1 .16	1 .52	(0.41)	(0.33)	(0.74)	13 .96	11 .74		404,880	0.10		2.68	0.34	14
2006	11 .45	0 .28		1 .75	2 .03	(0.24)	(0.06)	(0.30)	13 .18	17 .90		192,654	0.10		2.27	0.35	60
Class I
2010@	$9 .54	$0.06		$0 .04	$0 .10	$(0.05)	$—	$(0.05)	$9 .59	1.05%		$9,369	0.35%		1.24%	0.61%	40%
2010	6 .37	0 .15		3 .19	3 .34	(0.17)	—	(0.17)	9 .54	52 .61		9,397	0.35		1.78	0.61	121
2009	11 .87	0 .25		(5.09)	(4.84)	(0.26)	(0.40)	(0.66)	6 .37	(41.28)		3,100	0.35		2.66	0.60	89
2008	13 .73	0 .33		(1.36)	(1.03)	(0.61)	(0.22)	(0.83)	11 .87	(8.10)		5,130	0.35		2.42	0.59	18
2007	12 .99	0 .37		1 .09	1 .46	(0.39)	(0.33)	(0.72)	13 .73	11 .47		3,777	0.35		2.74	0.59	14
2006	11 .36	0.18	^	1 .75	1 .93	(0.24)	(0.06)	(0.30)	12 .99	17.16	(1)	—	0.10	††	2.27	0.35	60
Tax-Managed Aggressive Strategy Fund
Class A
2010@	$11.30	$0.06		$(0.01)	$0 .05	$(0.04)	$—	$(0.04)	$11.31	0.52%		$50,240	0.10%		1.04%	0.37%	26%
2010	7 .47	0 .15		3 .84	3 .99	(0.16)	—	(0.16)	11 .30	53 .66		51,330	0.10		1.53	0.36	40
2009	12 .85	0 .26		(5.38)	(5.12)	(0.24)	(0.02)	(0.26)	7 .47	(40.20)		45,280	0.10		2.57	0.35	126
2008	14 .29	0 .27		(1.06)	(0.79)	(0.42)	(0.23)	(0.65)	12 .85	(6.05)		89,007	0.10		1.85	0.34	28
2007	13 .26	0 .26		1 .15	1 .41	(0.30)	(0.08)	(0.38)	14 .29	10 .76		101,161	0.10		1.95	0.34	12
2006	11 .54	0 .21		1 .78	1 .99	(0.19)	(0.08)	(0.27)	13 .26	17 .35		66,660	0.10		1.69	0.35	12
Core Market Strategy Fund
Class A
2010@	$9.57	$0.12		$0.25	$0.37	$(0.08)	$—	$(0.08)	$9.86	3.89%		$68,468	0.10%		2.54%	0.37%	54%
2010	7.47	0.25		2.13	2.38	(0.28)	—	(0.28)	9.57	32.15		77,116	0.10		2.81	0.36	148
2009	10.73	0.38		(3.01)	(2.63)	(0.40)	(0.23)	(0.63)	7.47	(24.87)		58,877	0.10		4.11	0.35	98
2008	11.72	0.43		(0.70)	(0.27)	(0.55)	(0.17)	(0.72)	10.73	(2.61)		106,247	0.10		3.72	0.34	22
2007	11.37	0.42		0.62	1.04	(0.45)	(0.24)	(0.69)	11.72	9.35		99,465	0.10		3.62	0.34	37
2006	10.73	0.35		0.67	1.02	(0.32)	(0.06)	(0.38)	11.37	9.68		84,048	0.10		3.18	0.35	42
Class I
2010@	$9.90	$0.15		$0.25	$0.40	$(0.08)	$—	$(0.08)	$10.22	4.06	%(1)(2)	$—	0.10	%††	2.99%	0.37%	54%
2010	7.68	0.30		2.20	2.50	(0.28)	—	(0.28)	9.90	32.84	(1)(2)	—	0.10	††	3.24	0.36	148
2009	11.00	0.41		(3.10)	(2.69)	(0.40)	(0.23)	(0.63)	7.68	(24.80	)(1)(2)	—	0.10	††	4.30	0.35	98
2008	12.01	0.43		(0.73)	(0.30)	(0.54)	(0.17)	(0.71)	11.00	(2.78	)(1)	—	0.10	††	3.60	0.34	22
2007	11.63	0.46		0.61	1.07	(0.45)	(0.24)	(0.69)	12.01	9.40	(1)(2)	—	0.10	††	3.94	0.34	37
2006	10.88	0.43	^	0.70	1.13	(0.32)	(0.06)	(0.38)	11.63	10.57	(1)(2)	—	0.10	††	3.18	0.35	42
Core Market Strategy Allocation Fund
Class A
2010@	$10.26	$0.05		$(0.03)‡	$0.02	$(0.04)	$—	$(0.04)	$10.24	0.23%		$17,326	0.10%		1.04%	0.36%	28%
2010	6.78	0.14		3.49	3.63	(0.15)	—	(0.15)	10.26	53.70		17,431	0.10		1.54	0.36	48
2009	12.12	0.24		(5.20)	(4.96)	(0.23)	(0.15)	(0.38)	6.78	(41.37)		14,278	0.10		2.55	0.35	165
2008	13.61	0.25		(0.99)	(0.74)	(0.39)	(0.36)	(0.75)	12.12	(6.01)		21,396	0.10		1.83	0.34	24
2007	12.92	0.25		1.12	1.37	(0.30)	(0.38)	(0.68)	13.61	10.74		25,915	0.10		1.92	0.34	21
2006(4)	11.32	0.19		1.74	1.93	(0.17)	(0.16)	(0.33)	12.92	17.29		20,456	0.10		1.67	0.36	34
Market Growth Strategy Fund
Class A
2010@	$9.64	$0.09		$0.14	$0.23	$(0.06)	$—	$(0.06)	$9.81	2.45%		$413,402	0.10%		1.98%	0.36%	53%
2010	6.94	0.21		2.72	2.93	(0.23)	—	(0.23)	9.64	42.56		441,929	0.10		2.38	0.36	136
2009	11.30	0.32		(4.04)	(3.72)	(0.34)	(0.30)	(0.64)	6.94	(33.37)		369,810	0.10		3.46	0.35	95
2008	12.71	0.39		(1.03)	(0.64)	(0.59)	(0.18)	(0.77)	11.30	(5.43)		717,739	0.10		3.11	0.34	18
2007	12.18	0.39		0.86	1.25	(0.43)	(0.29)	(0.72)	12.71	10.50		726,306	0.10		3.15	0.34	14
2006	11.02	0.32		1.17	1.49	(0.28)	(0.05)	(0.33)	12.18	13.72		466,959	0.10		2.74	0.35	44
Class I
2010@	$9.53	$0.08		$0.13	$0.21	$(0.05)	$—	$(0.05)	$9.69	2.30%		$9,966	0.35%		1.73%	0.61%	53%
2010	6.87	0.19		2.68	2.87	(0.21)	—	(0.21)	9.53	42.07		10,249	0.35		2.16	0.61	136
2009	11.18	0.31		(4.00)	(3.69)	(0.32)	(0.30)	(0.62)	6.87	(33.45)		5,289	0.35		3.39	0.60	95
2008	12.59	0.38		(1.05)	(0.67)	(0.56)	(0.18)	(0.74)	11.18	(5.70)		7,033	0.35		3.09	0.59	18
2007	12.04	0.41		0.84	1.25	(0.41)	(0.29)	(0.70)	12.59	10.66	(2)	4,650	0.35		3.23	0.59	14
2006	10.84	0.36	^	1.17	1.53	(0.28)	(0.05)	(0.33)	12.04	14.32	(1)(2)	—	0.10	††	2.74	0.35	44

42	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets**	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Portfolio Turnover Rate
Market Growth Strategy Allocation Fund
Class A
2010@	$12.33	$0.06	$(0.02)	$0.04	$(0.05)	$—	$(0.05)	$12.32	0.35%	$91,586	0.10%	1.05%	0.36%	20%
2010	8.15	0.17	4.18	4.35	(0.17)	—	(0.17)	12.33	53.65	97,665	0.10	1.55	0.36	41
2009	14.33	0.28	(5.99)	(5.71)	(0.26)	(0.21)	(0.47)	8.15	(40.18)	80,428	0.10	2.51	0.35	110
2008	15.95	0.30	(1.20)	(0.90)	(0.46)	(0.26)	(0.72)	14.33	(6.10)	166,544	0.10	1.85	0.34	21
2007	14.82	0.29	1.28	1.57	(0.34)	(0.10)	(0.44)	15.95	10.69	185,677	0.10	1.91	0.34	10
2006(5)	12.89	0.24	1.94	2.18	(0.22)	(0.03)	(0.25)	14.82	17.02	127,791	0.10	1.77	0.36	8

(1)	Class I shares have not been marketed and have a limited number of shares outstanding.
(2)	The total return in Class I exceeds Class A due to rounding.
(3)	Per share amounts have been adjusted for a 1 for 4 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Note 7 in the Notes to Financial Statements.
(4)	Per share amounts have been adjusted for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Note 7 in the Notes to Financial Statements.
(5)	Per share amounts have been adjusted for a 2 for 3 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Note 7 in the Notes to Financial Statements.
*	Per share calculations were performed using average shares.
**	The expense ratios do not include expenses of the underlying affiliated investment companies.
@	For the six month period ended September 30, 2010. All ratios for the period have been annualized.
^	The per share amounts for net investment income (loss) between classes does not accord with the ratios of net investment income (loss) between classes due to the size of Class I relative to the other classes.
‡	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Excludes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.
Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	43

Notes To Financial Statements (Unaudited)

September 30, 2010

1. ORGANIZATION

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with nineteen diversified funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Market Growth Fund (formerly Diversified Global Moderate Growth Fund), Diversified Moderate Growth Fund, Diversified Aggressive Growth Fund (formerly Diversified Global Growth Fund), Diversified Aggressive Stock Fund (formerly Diversified Global Stock Fund), Diversified U.S. Stock Fund, Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Market Growth Fund, Diversified Moderate Growth Fund, Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund and Diversified U.S. Stock Fund offer Class A Shares, Class D Shares, and Class I Shares; Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class A and Class I Shares; Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class A Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

In accordance with U.S. generally accepted accounting principles, Fair Value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The valuation techniques used by the Funds to measure fair value during the six months ended September 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. As of September 30, 2010, all of the Fund’s investments are Level 1. During the six months ended September 30, 2010 there were no significant transfers between levels.

For the six months ended September 30, 2010, there have been no significant changes to the Trust’s fair valuation methodologies. Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

44	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of each Fund. The Administrator has voluntarily agreed to waive all or a portion of its fees, exclusive of Acquired Fund Fee Expenses, and to reimburse the Funds so that the total annual expenses of each Fund will not exceed the expense limitations adopted by the Administrator. These waivers and reimbursements may be terminated by the Administrator at any time at its sole discretion. The following are the voluntary expense limitations:

	Class A	Class D	Class I
Diversified Conservative
Income Fund	0.12%	1.12%	0.37%
Diversified Conservative Fund	0.12%	1.12%	0.37%
Diversified Market Growth Fund	0.12%	1.12%	0.37%
Diversified Moderate Growth Fund	0.12%	1.12%	0.37%
Diversified Aggressive Growth Fund	0.12%	1.12%	0.37%
Diversified Aggressive Stock Fund	0.12%	1.12%	0.37%
Diversified U.S. Stock Fund	0.12%	1.12%	0.37%
Defensive Strategy Fund	0.10%	—	0.35%*
Defensive Strategy
Allocation Fund	0.10%	—	—
Conservative Strategy Fund	0.10%	—	0.35%
Conservative Strategy
Allocation Fund	0.10%	—	—
Moderate Strategy Fund	0.10%	—	0.35%
Moderate Strategy
Allocation Fund	0.10%	—	—
Aggressive Strategy Fund	0.10%	—	0.35%
Tax-Managed Aggressive
Strategy Fund	0.10%	—	—
Core Market Strategy Fund	0.10%	—	0.35%*
Core Market Strategy
Allocation Fund	0.10%	—	—
Market Growth Strategy Fund	0.10%	—	0.35%
Market Growth Strategy
Allocation Fund	0.10%	—	—

* Includes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.

Distribution, Administrative Servicing and Shareholder Servicing Agreements — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees *
Diversified Conservative Income Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Diversified Conservative Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Diversified Market Growth Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Diversified Moderate Growth Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Diversified Aggressive Growth Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Diversified Aggressive Stock Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Diversified U.S. Stock Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Defensive Strategy Fund
Class I	—	0.25%**	—
Conservative Strategy Fund
Class I	—	0.25%	—
Moderate Strategy Fund
Class I	—	0.25%	—
Aggressive Strategy Fund
Class I	—	0.25%	—
Core Market Strategy Fund
Class I	—	0.25%**	—
Market Growth Strategy Fund
Class I	—	0.25%	—

* These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

** This fee is not currently being charged to the Class due to the immaterial amount.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	45

Notes To Financial Statements (Unaudited) (Continued)

September 30, 2010

The Distributor may voluntarily waive all or a portion of the shareholder servicing fees for each Fund with Class D shares. Such waivers are voluntary and may be discontinued at any time. There were no waivers by the Distributor during the six months ended September 30, 2010.

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator, the Adviser and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Fund’s average daily net assets. The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies. SIMC is the sole shareholder of Class I Shares of Defensive Strategy Fund and Core Market Strategy Fund.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the funds were as follows (Thousands): For the six months ended September 30, 2010 and the year ended March 31, 2010

	Diversified Conservative Income Fund		Diversified Conservative Fund		Diversified Market Growth Fund		Diversified Moderate Growth Fund
	4/01/10- 9/30/10	4/01/09- 3/31/10	4/01/10- 9/30/10	4/01/09- 3/31/10	4/01/10- 9/30/10	4/01/09- 3/31/10	4/01/10- 9/30/10	4/01/09- 3/31/10
Shares Issued and Redeemed:
Class A:
Shares Issued	304	653	473	775	920	2,108	291	956
Shares Issued in Lieu of Cash Distributions	18	80	23	108	48	242	25	111
Shares Redeemed	(267)	(964)	(725)	(1,387)	(2,846)	(3,872)	(891)	(2,218)
Total Class A Transactions	55	(231)	(229)	(504)	(1,878)	(1,522)	(575)	(1,151)
Class D:
Shares Issued	18	33	20	62	37	129	49	146
Shares Issued in Lieu of Cash Distributions	1	6	1	7	1	5	2	9
Shares Redeemed	(58)	(410)	(111)	(257)	(11)	(39)	(153)	(195)
Total Class D Transactions	(39)	(371)	(90)	(188)	27	95	(102)	(40)
Class I:
Shares Issued	81	277	117	283	231	738	141	350
Shares Issued in Lieu of Cash Distributions	2	11	3	15	13	53	4	21
Shares Redeemed	(109)	(106)	(92)	(302)	(636)	(903)	(404)	(338)
Total Class I Transactions	(26)	182	28	(4)	(392)	(112)	(259)	33
Decrease in Capital Shares	(10)	(420)	(291)	(696)	(2,243)	(1,539)	(936)	(1,158)

	Diversified Aggressive Growth Fund		Diversified Aggressive Stock Fund		Diversified U.S. Stock Fund
	4/01/10- 9/30/10	4/01/09- 3/31/10	4/01/10- 9/30/10	4/01/09- 3/31/10	4/01/10- 9/30/10	4/01/09- 3/31/10
Shares Issued and Redeemed:
Class A:
Shares Issued	753	1,751	535	1,234	206	624
Shares Issued in Lieu of Cash Distributions	26	123	5	75	6	19
Shares Redeemed	(1,559)	(4,665)	(709)	(2,657)	(412)	(907)
Total Class A Transactions	(780)	(2,791)	(169)	(1,348)	(200)	(264)
Class D:
Shares Issued	83	137	40	63	17	55
Shares Issued in Lieu of Cash Distributions	—	4	—	5	—	1
Shares Redeemed	(37)	(85)	(28)	(96)	(49)	(115)
Total Class D Transactions	46	56	12	(28)	(32)	(59)

46	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

Capital Share Transactions for the funds were as follows (Thousands):

For the six months ended September 30, 2010 and the year ended March 31, 2010

	Diversified Aggressive Growth Fund		Diversified Aggressive Stock Fund		Diversified U.S. Stock Fund
	4/01/10- 9/30/10	4/01/09- 3/31/10	4/01/10- 9/30/10	4/01/09- 3/31/10	4/01/10- 9/30/10	4/01/09- 3/31/10
Class I:
Shares Issued	277	879	122	472	36	116
Shares Issued in Lieu of Cash Distributions	9	41	—	19	1	2
Shares Redeemed	(608)	(1,201)	(225)	(625)	(62)	(97)
Total Class I Transactions	(322)	(281)	(103)	(134)	(25)	21
Decrease in Capital Shares	(1,056)	(3,016)	(260)	(1,510)	(257)	(302)

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund
	4/01/10- 9/30/10	4/01/09- 3/31/10	4/01/10- 9/30/10	4/01/09- 3/31/10	4/01/10- 9/30/10	4/01/09- 3/31/10
Shares Issued and Redeemed:
Class A:
Shares Issued	928	2,095	251	332	1,729	4,633
Shares Issued in Lieu of Cash Distributions	16	47	13	45	64	291
Shares Redeemed	(1,084)	(3,092)	(171)	(725)	(2,165)	(6,410)
Total Class A Transactions	(140)	(950)	93	(348)	(372)	(1,486)
Class I:
Shares Issued	—	—	N/A	N/A	29	91
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	1	4
Shares Redeemed	—	—	N/A	N/A	(66)	(40)
Total Class I Transactions	—	—	N/A	N/A	(36)	55
Increase (Decrease) in Capital Shares	(140)	(950)	93	(348)	(408)	(1,431)

	Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
	4/01/10- 9/30/10	4/01/09- 3/31/10	4/01/10- 9/30/10	4/01/09- 3/31/10	4/01/10- 9/30/10	4/01/09- 3/31/10
Shares Issued and Redeemed:
Class A:
Shares Issued	431	981	2,448	6,925	319	1,144
Shares Issued in Lieu of Cash Distributions	24	95	206	1,279	37	148
Shares Redeemed	(407)	(1,441)	(4,693)	(9,267)	(1,002)	(2,488)
Total Class A Transactions	48	(365)	(2,039)	(1,063)	(646)	(1,196)
Class I:
Shares Issued	N/A	N/A	26	91	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	1	6	N/A	N/A
Shares Redeemed	N/A	N/A	(54)	(53)	N/A	N/A
Total Class I Transactions	N/A	N/A	(27)	44	N/A	N/A
Increase (Decrease) in Capital Shares	48	(365)	(2,066)	(1,019)	(646)	(1,196)

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund
	4/01/10- 9/30/10	4/01/09- 3/31/10	4/01/10- 9/30/10	4/01/09- 3/31/10	4/01/10- 9/30/10	4/01/09- 3/31/10
Shares Issued and Redeemed:
Class A:
Shares Issued	2,885	8,467	375	818	786	2,525
Shares Issued in Lieu of Cash Distributions	161	650	18	77	57	241
Shares Redeemed	(5,563)	(14,684)	(493)	(2,414)	(1,955)	(2,592)
Total Class A Transactions	(2,517)	(5,567)	(100)	(1,519)	(1,112)	174
Class I:
Shares Issued	193	654	N/A	N/A	—	—
Shares Issued in Lieu of Cash Distributions	5	16	N/A	N/A	—	—
Shares Redeemed	(206)	(172)	N/A	N/A	—	—
Total Class I Transactions	(8)	498	N/A	N/A	—	—
Increase (Decrease) in Capital Shares	(2,525)	(5,069)	(100)	(1,519)	(1,112)	174

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	47

Notes To Financial Statements (Unaudited) (Continued)

September 30, 2010

	Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
	4/01/10- 9/30/10	4/01/09- 3/31/10	4/01/10- 9/30/10	4/01/09- 3/31/10	4/01/10- 9/30/10	4/01/09- 3/31/10
Shares Issued and Redeemed:
Class A:
Shares Issued	209	298	3,787	11,613	276	1,265
Shares Issued in Lieu of Cash Distributions	7	29	292	1,263	32	127
Shares Redeemed	(223)	(733)	(7,800)	(20,284)	(795)	(3,338)
Total Class A Transactions	(7)	(406)	(3,721)	(7,408)	(487)	(1,946)
Class I:
Shares Issued	N/A	N/A	169	549	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	6	21	N/A	N/A
Shares Redeemed	N/A	N/A	(223)	(264)	N/A	N/A
Total Class I Transactions	N/A	N/A	(48)	306	N/A	N/A
Decrease in Capital Shares	(7)	(406)	(3,769)	(7,102)	(487)	(1,946)

Amounts designated as “—” are zero or have been rounded to zero.

N/A — Not Applicable. Class I shares currently not offered.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the six months ended September 30, 2010 , were as follows ($ Thousands):

Total
Diversified Conservative Income Fund
Purchases	$12,034
Sales	12,252
Diversified Conservative Fund
Purchases	17,955
Sales	20,661
Diversified Market Growth Fund
Purchases	44,763
Sales	65,810
Diversified Moderate Growth Fund
Purchases	28,580
Sales	37,508
Diversified Aggressive Growth Fund
Purchases	38,818
Sales	48,952
Diversified Aggressive Stock Fund
Purchases	16,424
Sales	19,597
Diversified U.S. Stock Fund
Purchases	8,717
Sales	11,731
Defensive Strategy Fund
Purchases	19,861
Sales	7,574
Defensive Strategy Allocation Fund
Purchases	4,934
Sales	4,022
Conservative Strategy Fund
Purchases	45,819
Sales	41,887
Conservative Strategy Allocation Fund
Purchases	9,938
Sales	9,908
Moderate Strategy Fund
Purchases	112,092
Sales	129,518
Moderate Strategy Allocation Fund
Purchases	14,427
Sales	21,434
Aggressive Strategy Fund
Purchases	110,755
Sales	122,504

Total
Tax-Managed Aggressive Strategy Fund
Purchases	12,269
Sales	13,344
Core Market Strategy Fund
Purchases	37,544
Sales	47,810
Core Market Strategy Allocation Fund
Purchases	4,674
Sales	4,761
Market Growth Strategy Fund
Purchases	226,118
Sales	250,175
Market Growth Strategy Allocation Fund
Purchases	18,491
Sales	24,275

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of March 31, 2010 no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature.

48	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended March 31, 2010 and March 31, 2009 were as follows ($ Thousands):

	Ordinary Income		Long-term Capital Gain		Totals
	2010	2009	2010	2009	2010	2009
Diversified Conservative Income Fund	$963	$1,631	$—	$288	$963	$1,919
Diversified Conservative Fund	1,179	2,096	—	842	1,179	2,938
Diversified Market Growth Fund	2,629	4,640	—	4,248	2,629	8,888
Diversified Moderate Growth Fund	1,342	3,143	—	3,042	1,342	6,185
Diversified Aggressive Growth Fund	1,556	3,488	—	7,528	1,556	11,016
Diversified Aggressive Stock Fund	1,000	948	—	—	1,000	948
Diversified U.S. Stock Fund	255	497	—	—	255	497
Defensive Strategy Fund	463	1,312	—	—	463	1,312
Defensive Strategy Allocation Fund	426	771	—	259	426	1,030
Conservative Strategy Fund	2,799	4,718	—	—	2,799	4,718
Conservative Strategy Allocation Fund	929	1,583	—	552	929	2,135
Moderate Strategy Fund	8,754	15,134	3,575	1,810	12,329	16,944
Moderate Strategy Allocation Fund	1,729	3,032	—	1,431	1,729	4,463
Aggressive Strategy Fund	6,085	10,221	—	14,196	6,085	24,417
Tax-Managed Aggressive Strategy Fund	809	1,981	—	149	809	2,130
Core Market Strategy Fund	2,219	3,470	—	1,868	2,219	5,338
Core Market Strategy Allocation Fund	272	535	—	406	272	941
Market Growth Strategy Fund	11,733	20,850	—	17,398	11,733	38,248
Market Growth Strategy Allocation Fund	1,480	3,563	—	2,632	1,480	6,195

As of March 31, 2010, the components of Accumulated Losses on a tax basis were as follows ($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post- October Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Losses
Diversified Conservative Income Fund	$5	$—	$(6,816)	$—	$1,867	$(4,944)
Diversified Conservative Fund	5	—	(11,642)	(31)	2,298	(9,370)
Diversified Market Growth Fund	10	—	(28,895)	(1,889)	(1,500)	(32,274)
Diversified Moderate Growth Fund	7	—	(29,814)	(29)	2,281	(27,555)
Diversified Aggressive Growth Fund	3	—	(48,544)	(497)	3,615	(45,423)
Diversified Aggressive Stock Fund	—	—	(21,958)	(1,005)	(3,040)	(26,003)
Diversified U.S. Stock Fund	—	—	(29,682)	—	5,102	(24,580)
Defensive Strategy Fund	2	—	(5,419)	(41)	168	(5,290)
Defensive Strategy Allocation Fund	2	—	(2,045)	(586)	(1,037)	(3,666)
Conservative Strategy Fund	12	—	(18,025)	(363)	(4,229)	(22,605)
Conservative Strategy Allocation Fund	4	—	(7,866)	—	1,914	(5,948)
Moderate Strategy Fund	28	—	(61,042)	(4,141)	(19,829)	(84,984)
Moderate Strategy Allocation Fund	5	—	(10,251)	(2,489)	(3,504)	(16,239)
Aggressive Strategy Fund	16	—	(131,758)	—	15,606	(116,136)
Tax-Managed Aggressive Strategy Fund	1	—	(24,132)	(479)	11,027	(13,583)
Core Market Strategy Fund	8	—	(17,166)	—	2,601	(14,557)
Core Market Strategy Allocation Fund	—	—	(6,324)	(305)	3,593	(3,036)
Market Growth Strategy Fund	42	—	(169,307)	(2,311)	10,941	(160,635)
Market Growth Strategy Allocation Fund	3	—	(41,490)	(1,012)	14,033	(28,466)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	49

Notes To Financial Statements (Unaudited) (Continued)

September 30, 2010

Post-October losses represent losses realized on investment or foreign currency transactions from November 1, 2009 through March 31, 2010 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. The Funds had capital loss carryforwards at March 31, 2010 as follows ($ Thousands):

	Years Expiring	Amounts
Diversified Conservative Income Fund	2018	$6,251
	2017	565

		$6,816

Diversified Conservative Fund	2018	$9,926
	2017	1,716

		$11,642

Diversified Market Growth Fund	2018	$27,034
	2017	1,861

		$28,895

Diversified Moderate Growth Fund	2018	$26,231
	2017	3,583

		$29,814

Diversified Aggressive Growth Fund	2018	$44,344
	2017	4,200

		$48,544

Diversified Aggressive Stock Fund	2018	$21,958

Diversified U.S. Stock Fund	2018	$17,641
	2017	840
	2015	11,201

		$29,682

Defensive Strategy Fund	2018	$1,458
	2017	3,961

		$5,419

Defensive Strategy Allocation Fund	2018	$1,950
	2017	95

		$2,045

Conservative Strategy Fund	2018	$7,821
	2017	10,077
	2016	127

		$18,025

Conservative Strategy Allocation Fund	2018	$7,411
	2017	455

		$7,866

Moderate Strategy Fund	2018	$61,042
Moderate Strategy Allocation Fund	2018	$8,581
	2017	1,670

		$10,251

Aggresive Strategy Fund	2018	$128,467
	2017	3,291

		$131,758

Tax-Managed Aggressive Strategy Fund	2018	$23,243
	2017	889

		$24,132

	Years Expiring	Amounts
Core Market Strategy Fund	2018	$14,704
	2017	2,462

		$17,166

Core Market Strategy Allocation Fund	2018	$6,165
	2017	159

		$6,324

Market Growth Strategy Fund	2018	$157,235
	2017	12,072

		$169,307

Market Growth Strategy Allocation Fund	2018	$40,202
	2017	1,288

		$41,490

For Federal income tax purposes, the capital loss carryforwards may be carried forward for a maximum of eight years to offset any net realized capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2010, were as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Diversified Conservative Income Fund	$40,589	$2,674	$(5)	$2,669
Diversified Conservative Fund	41,851	3,425	(310)	3,115
Diversified Market Growth Fund	100,312	5,838	(196)	5,642
Diversified Moderate Growth Fund	65,954	5,147	(1,352)	3,795
Diversified Aggressive Growth Fund	110,218	9,434	(4,507)	4,927
Diversified Aggressive Stock Fund	57,068	5,015	(125)	4,890
Diversified U.S. Stock Fund	38,208	3,853	(11)	3,842
Defensive Strategy Fund	41,541	938	(150)	788
Defensive Strategy Allocation Fund	11,643	361	(997)	(636)
Conservative Strategy Fund	109,548	2,696	(3,421)	(725)
Conservative Strategy Allocation Fund	19,959	4,455	(1)	4,454
Moderate Strategy Fund	302,502	9,710	(18,177)	(8,467)
Moderate Strategy Allocation Fund	63,302	2,205	(3,037)	(832)
Aggressive Strategy Fund	254,084	29,361	(3,079)	26,282
Tax-Managed Aggressive Strategy Fund	39,357	11,117	(236)	10,881
Core Market Strategy Fund	63,969	5,318	(1,011)	4,307
Core Market Strategy Allocation Fund	13,756	3,730	(154)	3,576
Market Growth Strategy Fund	409,184	33,446	(9,072)	24,374
Market Growth Strategy Allocation Fund	76,875	15,874	(1,239)	14,635

The difference between tax cost and book cost is primarily attributable to wash sales.

50	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

7. REVERSE SHARE SPLIT

On May 6, 2005, the Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Core Market Strategy Allocation Fund and Market Growth Strategy Allocation Fund (the “Strategy Allocation Funds”) declared a reverse share split, as approved by the Board of Trustees, in order to bring the NAV of each Fund above $10 per share. The details of the reverse split are as follows:

Split Ratio
Defensive Strategy Allocation Fund	1 for 4
Conservative Strategy Allocation Fund	1 for 2
Moderate Strategy Allocation Fund	1 for 2
Core Market Strategy Allocation Fund	1 for 2
Market Growth Strategy Allocation Fund	2 for 3

8. INVESTMENT RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

9. CONCENTRATION RISK

In the normal course of business, the Funds invest solely in underlying funds that are comprised of fixed income and equity securities in specific industries, and that may engage in short selling activities, writing option contracts, and equity swaps, and therefore, the Funds may be affected by events in these industries. The Funds’ Statement of Additional Information provides a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.

10. SUBSEQUENT EVENT

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

However, the following are details relating to a subsequent event that has occurred since September 30, 2010. At a meeting held on September 14-16, 2010, the Board of Trustees of SEI Asset Allocation Trust (“SAAT”) approved proposals that provide for the reorganization of the below-named funds, each a series of SAAT, into other series of SAAT that have similar investment objectives and strategies. Specifically, the Board has approved proposals to reorganize each series of SAAT listed in the left column of the chart below (each, an “Acquired Fund”) into the corresponding similar surviving fund, another series of SAAT, listed in the right column of the chart below (each, a “Surviving Fund”) subject to approval by the shareholders of the Acquired Fund (each, a “Reorganization”).

Acquired Fund		Surviving Fund
SAAT Diversified Conservative Income Fund	g	SAAT Conservative Strategy Fund
SAAT Diversified Conservative Fund	g	SAAT Moderate Strategy Fund
SAAT Diversified Market Growth Fund	g	SAAT Market Growth Strategy Fund
SAAT Diversified Moderate Growth Fund	g	SAAT Market Growth Strategy Fund
SAAT Diversified Aggressive Growth Fund	g	SAAT Aggressive Strategy Fund
SAAT Diversified Aggressive Stock Fund	g	SAAT Aggressive Strategy Fund
SAAT Diversified U.S. Stock Fund	g	SAAT Aggressive Strategy Fund

Shareholders of each Acquired Fund will be asked to approve their Reorganization at a Meeting of the Acquired Fund’s Shareholders to be held on February 14, 2011. Only Acquired Fund shareholders as of the close of business on November 16, 2010 are entitled to vote at the Meeting. These shareholders should expect to receive a prospectus/proxy statement (which contains important information about investment strategies and risks and fees and expenses) relating to the proposed Reorganization of their Fund. The prospectus/proxy statement should be read carefully before making any investment decisions.

If the shareholders of an Acquired Fund approve the Reorganization, all of the assets of the Acquired Fund will be transferred to the corresponding Surviving Fund and shareholders of Class A Shares, Class D Shares and Class I Shares of the Acquired Fund will receive shares of Class A Shares, Class D Shares and Class I Shares of the corresponding Surviving Fund, respectively, in exchange for their shares. After the Reorganization is consummated, shareholders of an Acquired Fund will become shareholders of the corresponding Surviving Fund. Each Reorganization is intended to be tax-free, meaning that an Acquired Fund’s shareholders will become shareholders of the corresponding Surviving Fund without realizing any gain or loss for federal income tax purposes. It is expected that the Reorganizations will occur on or about March 25, 2011.

To receive a free copy of the prospectus/proxy statement relating to the proposed Reorganization of your Fund once it becomes available, please call 1-800-DIAL-SEI or go to www.proxyvote.com. The prospectus/proxy statement will also be available for free on the SEC's website (www.sec.gov). The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of a Surviving Fund, nor is it a solicitation of any proxy.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	51

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Annualized Expense Ratios	Expenses Paid During Period*
Diversified Conservative Income Fund
Actual Fund Return
Class A	$1,000.00	$1,032.20	0.12%	$0.61
Class D	1,000.00	1,026.50	1.12	5.69
Class I	1,000.00	1,030.50	0.37	1.88
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class D	1,000.00	1,019.45	1.12	5.67
Class I	1,000.00	1,023.21	0.37	1.88
Diversified Conservative Fund
Actual Fund Return
Class A	$1,000.00	$1,036.30	0.12%	$0.61
Class D	1,000.00	1,031.10	1.12	5.70
Class I	1,000.00	1,034.50	0.37	1.89
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class D	1,000.00	1,019.45	1.12	5.67
Class I	1,000.00	1,023.21	0.37	1.88

	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Annualized Expense Ratios	Expenses Paid During Period*
Diversified Market Growth Fund
Actual Fund Return
Class A	$1,000.00	$1,020.90	0.12%	$0.61
Class D	1,000.00	1,016.10	1.12	5.66
Class I	1,000.00	1,020.20	0.37	1.87
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class D	1,000.00	1,019.45	1.12	5.67
Class I	1,000.00	1,023.21	0.37	1.88
Diversified Moderate Growth Fund
Actual Fund Return
Class A	$1,000.00	$1,022.90	0.12%	$0.61
Class D	1,000.00	1,017.00	1.12	5.66
Class I	1,000.00	1,020.00	0.37	1.87
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class D	1,000.00	1,019.45	1.12	5.67
Class I	1,000.00	1,023.21	0.37	1.88

52	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Annualized Expense Ratios	Expenses Paid During Period*
Diversified Aggressive Growth Fund
Actual Fund Return
Class A	$1,000.00	$1,009.50	0.12%	$0.60
Class D	1,000.00	1,004.70	1.12	5.63
Class I	1,000.00	1,008.80	0.37	1.86
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class D	1,000.00	1,019.45	1.12	5.67
Class I	1,000.00	1,023.21	0.37	1.88
Diversified Aggressive Stock Fund
Actual Fund Return
Class A	$1,000.00	$994.30	0.12%	$0.60
Class D	1,000.00	989.30	1.12	5.59
Class I	1,000.00	993.50	0.37	1.85
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class D	1,000.00	1,019.45	1.12	5.67
Class I	1,000.00	1,023.21	0.37	1.88
Diversified U.S. Stock Fund
Actual Fund Return
Class A	$1,000.00	$983.10	0.12%	$0.60
Class D	1,000.00	978.10	1.12	5.55
Class I	1,000.00	982.30	0.37	1.84
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class D	1,000.00	1,019.45	1.12	5.67
Class I	1,000.00	1,023.21	0.37	1.88
Defensive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,017.80	0.10%	$0.51
Class I	1,000.00	1,012.50	0.10	0.50
Hypothetical 5% Return
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Class I	1,000.00	1,024.57	0.10	0.51
Defensive Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,050.50	0.10%	$0.51
Hypothetical 5% Return
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Conservative Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,024.20	0.10%	$0.51
Class I	1,000.00	1,022.20	0.35	1.77
Hypothetical 5% Return
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Class I	1,000.00	1,023.31	0.35	1.78
Conservative Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,050.30	0.10%	$0.51
Hypothetical 5% Return
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Moderate Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,027.70	0.10%	$0.51
Class I	1,000.00	1,027.40	0.35	1.78
Hypothetical 5% Return
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Class I	1,000.00	1,023.31	0.35	1.78
Moderate Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,028.00	0.10%	$0.51
Hypothetical 5% Return
Class A	$1,000.00	$1,024.57	0.10%	$0.51

	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Annualized Expense Ratios	Expenses Paid During Period*
Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,012.10	0.10%	$0.50
Class I	1,000.00	1,010.50	0.35	1.76
Hypothetical 5% Return
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Class I	1,000.00	1,023.31	0.35	1.78
Tax-Managed Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,005.20	0.10%	$0.50
Hypothetical 5% Return
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Core Market Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,038.90	0.10%	$0.51
Class I	1,000.00	1,040.60	0.10	0.51
Hypothetical 5% Return
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Class I	1,000.00	1,024.57	0.10	0.51
Core Market Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,002.30	0.10%	$0.50
Hypothetical 5% Return
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Market Growth Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,024.50	0.10%	$0.51
Class I	1,000.00	1,023.00	0.35	1.77
Hypothetical 5% Return
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Class I	1,000.00	1,023.31	0.35	1.78
Market Growth Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,003.50	0.10%	$0.50
Hypothetical 5% Return
Class A	$1,000.00	$1,024.57	0.10%	$0.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	53

Supplemental Financial

Information

SIMT Large Cap Fund:

Annual Report as of September 30, 2010

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2010

Large Cap Fund

I. Objective

The Large Cap Fund (the “Fund”) seeks to provide long-term growth of capital and income.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilizes the following sub-advisers as of September 30, 2010: Analytic Investors LLC, Aronson + Johnson + Ortiz, L.P., Brown Investment Advisory Incorporated, Delaware Management Company, Legg Mason Capital Management, Inc., LSV Asset Management, Neuberger Berman LLC, and Quantitative Management Associates, LLC. During the fiscal year, Brown Investment Advisory Incorporated was added to the Fund and Intech Investment Management was terminated.

III. Market Commentary

The markets gained 10.75% for the year ended September 30, 2010, as measured by the Russell 1000 Index (the “Index”). It was a difficult market environment for stocks, driven by macroeconomic factors and accompanied by high correlations and volatility. Gains were established in the latter portion of calendar year 2009 and in the first few months of 2010, but were punctuated by steep declines in late January and early May. The market returned to its October 2009 levels by July. Volatility continued throughout the summer, and in September the market rallied once again, as concerns over a double-dip recession subsided. The month of September provided nearly all of the gains realized over the fiscal year.

From a style perspective, value and growth stocks tracked each other closely until September, at which point growth outperformed value by more than 3%. Small-cap stocks beat their large-cap counterparts by a few percentage points, again with most of the divergence in the month of September.

IV. Return vs. Benchmark

For the period ended September 30, 2010, the Large Cap Fund, Class A, underperformed the Index, returning 9.00% versus the Index return of 10.75%.

V. Fund Attribution

The Fund’s underperformance was driven largely by negative stock selection across several sectors. More specifically, a sizeable holding in Utility name AES Corp. lagged during the year, as investors sold shares after the company issued poor guidance for the coming quarters. Poor stock selection in the Information Technology sector also proved to be a challenge for the Fund during the year. The portfolio maintained underweights to rallying names such as NetApp and Oracle, while holding overweights to underperformers Yahoo! Inc. and Nokia. Online travel site priceline.com was a positive spot for the Fund, as the company reported much stronger-than-expected profits, which drove the share price significantly higher.

Large Cap Fund:

AVERAGE ANNUAL TOTAL RETURN1

Cumulative Inception to Date
Large Cap Fund, Class A	9.00%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Fund, Class A, versus the Russell 1000 Index

[1]

For the period ended 9/30/10. Past performance is no indication of future performance. Class A shares were offered beginning 10/01/09. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for the period reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower.

56	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Fund

September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.4%

Consumer Discretionary — 11.8%
Amazon.com*	1.2%	106,740	$16,764
Comcast, Cl A	0.5	367,186	6,639
Nike, Cl B (A)	0.5	87,900	7,044
priceline.com*	0.6	26,135	9,104
Time Warner	1.0	474,704	14,550
Other Securities	8.0		110,236

			164,337

Consumer Staples — 8.7%
Coca-Cola	0.7	179,395	10,498
PepsiCo	0.7	139,190	9,248
Philip Morris International	0.5	134,229	7,520
Procter & Gamble	1.7	387,679	23,249
Walgreen	0.5	211,605	7,089
Wal-Mart Stores	0.5	125,372	6,710
Other Securities	4.1		56,865

			121,179

Energy — 8.6%
Chevron	1.6	283,069	22,943
ConocoPhillips	1.1	278,447	15,991
Exxon Mobil	0.8	176,724	10,920
Transocean*	0.5	117,200	7,535
Other Securities	4.6		63,122

			120,511

Financials — 15.0%
American Express	0.7	228,800	9,617
Bank of America	1.1	1,175,212	15,407
Berkshire Hathaway, Cl B*	0.6	106,700	8,822
Citigroup*	0.8	2,726,500	10,633
Goldman Sachs Group	1.0	100,265	14,496
JPMorgan Chase	1.5	565,585	21,532
PNC Financial Services Group	0.6	155,809	8,088

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wells Fargo	1.2%	664,100	$16,689
Other Securities	7.5		103,666

			208,950

Health Care — 13.2%
Abbott Laboratories	0.5	140,706	7,351
Allergan	0.7	135,417	9,009
Amgen*	1.1	276,647	15,246
Johnson & Johnson	1.3	287,939	17,841
Medco Health Solutions*	0.5	133,300	6,940
Medtronic	0.6	249,100	8,365
Merck	0.7	252,182	9,283
Pfizer	1.1	884,763	15,191
UnitedHealth Group	1.0	389,983	13,692
Other Securities	5.7		81,841

			184,759

Industrials — 9.1%
3M (A)	0.8	136,672	11,851
General Electric	1.3	1,080,501	17,558
United Technologies	0.5	103,057	7,341
Other Securities	6.5		90,631

			127,381

Information Technology — 20.6%
Apple*	2.7	131,135	37,210
Cisco Systems*	1.3	815,772	17,865
Citrix Systems*	0.5	103,903	7,090
EMC* (A)	0.8	587,613	11,934
Intel	0.6	428,964	8,249
International Business Machines	1.1	114,133	15,310
Intuit*	0.5	158,200	6,931
Microsoft	1.9	1,071,454	26,240
Oracle	0.6	294,940	7,919
Qualcomm	1.1	329,600	14,872
Texas Instruments (A)	1.0	505,000	13,706
Visa, Cl A	0.8	158,207	11,748
Other Securities	7.7		108,037

			287,111

Materials — 3.0%
Other Securities	3.0		41,653

Telecommunication Services — 3.4%
AT&T	1.5	711,170	20,340
Verizon Communications	0.7	306,671	9,994
Other Securities	1.2		16,820

			47,154

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	57

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Fund (concluded)

September 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.0%
Exelon	0.6%	206,972	$8,812
Other Securities	2.4		32,983

			41,795

Total Common Stock (Cost $1,262,806) ($ Thousands)			1,344,830

AFFILIATED PARTNERSHIP — 7.0%
SEI Liquidity Fund, L.P. 0.230%**† (B)	7.0	97,897,411	97,897

Total Affiliated Partnership (Cost $97,897) ($ Thousands)			97,897

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.150%**†	3.1	42,847,864	42,848

Total Cash Equivalent (Cost $42,848) ($ Thousands)			42,848

U.S. TREASURY OBLIGATION (C) — 0.3%
Other Securities	0.3		4,680

Total U.S. Treasury Obligation (Cost $4,679) ($ Thousands)			4,680

Total Investments — 106.8% (Cost $1,408,230) ($ Thousands)			$1,490,255

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	47	Dec-2010	$49
S&P Composite Index	104	Dec-2010	651
S&P Mid 400 Index E-MINI	60	Dec-2010	190

			$890

For the period ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,395,899 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Investment in Affiliated Security (see Note 5).

(A)	This Security or a partial position of this security is on loan at September 30, 2010 (see Note 9). The total market value of securities on loan at September 30, 2010 was $94,814 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2010 was $97,897 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all other securities owned by the Fund. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,344,830	$—	$—	$1,344,830
Affiliated Partnership	—	97,897	—	97,897
Cash Equivalent	42,848	—	—	42,848
U.S. Treasury Obligation	—	4,680	—	4,680

Total Investments in Securities	$1,387,678	$102,577	$—	$1,490,255

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$890	$—	$—	$890

*	Futures contracts are valued at unrealized appreciation on the instrument.

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

58	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

Statements of Assets and Liabilities ($ Thousands)

September 30, 2010

	Large Cap Fund(1)
ASSETS:
Investments, at value†	$1,349,510	*
Affiliated investment, at value††	140,745
Cash	19
Receivable for investment securities sold	12,336
Receivable for fund shares sold	3,537
Dividends and interest receivable	1,495
Receivable for variation margin	37,038
Prepaid Expenses	18
Total Assets	1,544,698
LIABILITIES:
Payable upon return on securities loaned	97,897
Payable for investment securities purchased	11,814
Payable for fund shares redeemed	911
Payable for variation margin	37,144
Administration fees payable	391
Investment advisory fees payable	405
Shareholder servicing fees payable Class A	118
Chief Compliance Officer fees payable	2
Accrued expense payable	117
Total Liabilities	148,799
Net Assets	$1,395,899
† Cost of investments and repurchase agreements	1,267,485
†† Cost of affiliated investments	140,745
* Includes market value of securities on loan	94,814
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$1,284,830
Undistributed net investment income	2,840
Accumulated net realized gain on investments, futures and foreign currency	25,314
Net unrealized appreciation on investments and affiliated investments	82,025
Net unrealized appreciation on futures contracts	890
Net Assets	$1,395,899
Net Asset Value, Offering and Redemption Price Per Share — Class A	$10.77
	($1,395,899,418 ÷ 129,653,266 shares)

(1)	Commenced operations on October 1, 2009.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	59

Statements of Operations ($ Thousands)

For the period ended September 30, 2010

Large Cap Fund(1)
Investment Income:
Dividends	$22,771
Dividends from Affiliated Investments*	51
Interest Income	42
Less: Foreign Taxes Witheld	(47)
Total Investment Income	22,817
Expenses:
Investment Advisory Fees	4,818
Administration Fees	4,324
Shareholder Servicing Fees Class (A)	3,088
Trustee Fees	25
Chief Compliance Officer Fees	7
Printing Fees	152
Custodian/Wire Agent Fees	103
Professional Fees	95
Registration Fees	11
Other Expenses	39
Total Expenses	12,662
Less:
Waiver of Investment Advisory Fees	(404)
Waiver of Shareholder Servicing Fees Class (A)	(1,235)
Fees Paid Indirectly	(11)
Net Expenses	11,012
Net Investment Income	11,805
Net Realized and Unrealized Gain on Investments:
Net Realized Gain on:
Investments	22,355
Futures Contracts	8,493
Net Change in Unrealized Appreciation on:
Investments	82,025
Futures Contracts	890
Net Increase in Net Assets from Operations	$125,568

*	See Note 3 in Notes to Financial Statements.
(1)	Commenced operations on October 1, 2009.

The accompanying notes are an integral part of the financial statements.

60	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

Statements of Changes in Net Assets ($ Thousands)

For the period ended September 30,

Large Cap Fund(2)
10/01/09 to 09/30/10
Operations:
Net Investment Income	$11,805
Net Realized Gain from Investments and Futures Contracts	30,848
Net Change in Unrealized Appreciation of Investments, Affiliated Investments and Futures Contracts	82,915
Net Increase in Net Assets from Operations	125,568
Dividends and Distributions From:
Net Investment Income:
Class A	(9,179)
Net Capital Gains:
Class A	(5,320)
Total Dividends and Distributions	(14,499)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	1,846,164
Reinvestment of Dividends and Distributions	13,994
Cost of Shares Redeemed	(575,328)
Increase in Net Assets Derived from Class A Transactions	1,284,830
Increase in Net Assets Derived from Capital Share Transactions	1,284,830
Net Increase in Net Assets	1,395,899
Net Assets:
Beginning of Period	—
End of Period	$1,395,899
Undistributed Net Investment Income Included in Net Assets at Period End	$2,840
(1)	See Note 4 in Notes to Financial Statements for additional information.
(2)	Commenced operations on October 1, 2009.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	61

Financial Highlights

For the period ended September 30

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2010(2)	$10.00	$0.10	$0.80	$0.90	$(0.08)	$(0.05)	$(0.13)	$10.77	9.00%	$1,395,899	0.89%	0.89%	1.02%	0.96%	90%

†	Returns and turnover rates are for the period indicated and have not been annualized.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(2)	Commenced operations on October 1, 2009. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

62	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

Notes to Financial Statements

September 30, 2010

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 21 funds: Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond, Real Return, Prime Obligation and Multi-Strategy Alternative Funds (each a “Fund,” collectively the “Funds”) each of which are Diversified Funds, with the exception of the Real Estate Fund. The Trust is registered to offer: Class A shares of the Funds; Class E shares of the S&P 500 Fund; Class G shares of the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed, Large Cap, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Real Return Funds; Class I shares of the Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Real Return Funds; and Class Y shares of the Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective, and strategies.

As of September 30, 2010, the Prime Obligation Fund and the Class G shares had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for the Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	63

Notes to Financial Statements (Continued)

September 30, 2010

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

In accordance with GAAP, Fair Value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The Fund adopted Financial Accounting Standards Board — Accounting Standards Update “Fair Value Measurements and Disclosures” (the “Update”), effective September 30, 2010. This Update applies to the Fund’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 and Level 3 categories listed above. There were no significant transfers between Level 1 and Level 2 of the fair value hierarchy during the period.

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended September 30, 2010, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Futures Contracts — The Fund utilized futures contracts during the period ended September 30, 2010. The Fund’s investments in futures contracts are designed to enable the Fund to more closely approximate the performance of their benchmark indices. To the extent consistent with its Investment Objective and Strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are

64	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Summary Schedule of Investments for details regarding open futures contracts as of September 30, 2010, if applicable.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. ADMINISTRATION, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Fund for an annual fee of 0.35% of the average daily net assets of the Fund. The Administrator has agreed voluntarily to waive all or a portion of its fee in order to limit the operating expenses of the Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator’s sole discretion.

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to the Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of the Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Fund, exclusive of short sale expenses and acquired fund fee expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for the Fund are as follows:

	Advisory Fees	Voluntary Expense Limitations
Large Cap Fund, Class A	0.3900%	0.8900%

As of September 30, 2010, SIMC has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
Large Cap Fund
Analytic Investors, LLC
Aronson+Johnson+Ortiz, L.P.
Brown Investment Advisory Incorporated
Delaware Management Company
Legg Mason Capital Management, Inc.
LSV Asset Management
Neuberger Berman Management, LLC
Quantitative Management Associates LLC

Under the investment sub-advisory agreements, each party receives an annual fee paid by SIMC.

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as the Fund’s Distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A shares (the “Shareholder Servicing Plans”) under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A will be paid to the Distributor.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the period September 30, 2010 were as follows ($ Thousands):

Large Cap Fund	$79

Under both the Shareholder Servicing Plans and administrative service plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. For the period ended September 30, 2010, the Distributor retained 100% of the shareholder servicing fees, less the shareholder servicing fee waiver, and 100% of the administration servicing fees.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers of the Administrator or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	65

Notes to Financial Statements (Continued)

September 30, 2010

LSV Asset Management (a partially owned subsidiary of SIMC) serves as the sub-adviser to the Fund. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the period ended September 30, 2010 were as follows ($ Thousands):

Large Cap Fund	$214

Fees Paid Indirectly — The Fund may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the period ended September 30, 2010, can be found on the Statement of Operations and Financial Highlights, respectively.

Investment in Affiliated Security — The Fund may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund. Additionally, the Fund may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Fund were as follows (Thousands):

For the period ended September 30, 2010

Large Cap Fund(1)
10/01/09 to 09/30/10
Class A:
Shares Issued	183,286
Shares Issued in Lieu of Cash Distributions	1,354
Shares Redeemed	(54,987)
Total Class A Transactions	129,653
Increase in Share Transactions	129,653
(1)	Commenced operations on October 1, 2009.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the period ended September 30, 2010, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund(1)
Purchases	$—	$2,321,856	$2,321,856
Sales	—	1,081,156	1,081,156

(1)	For the period October 1, 2009 through September 30, 2010.

6. FEDERAL TAX INFORMATION

It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage- and asset-backed securities for tax purposes, return of capital, investments in swaps, investments in partnerships, municipal bonds, collateralized debt obligations, distribution reclassification, expiration of capital losses, REIT income reclassification, foreign currency transactions, accretion and amortization on defaulted bonds reclassification and net operating losses have been reclassified to/from the following accounts as of September 30, 2010:

	Paid-in-Capital ($ Thousands)	Undistributed Net Investment Income/(Loss) ($ Thousands)	Accumulated Realized Gain/(loss) ($ Thousands)
Large Cap Fund	$—	$214	$(214)
Large Cap Value Fund	—	435	(435)
Large Cap Growth Fund	(391,946)	181	391,765
Tax-Managed Large Cap Fund	(52,276)	280	51,996
S&P 500 Index Fund	—	238	(238)
Small Cap Fund	—	133	(133)
Small Cap Value Fund	—	1,309	(1,309)
Small Cap Growth Fund	(893)	930	(37)
Tax-Managed Small Cap Fund	—	120	(120)
Mid-Cap Fund	—	80	(80)
U.S. Managed Volatility Fund	—	118	(118)
Global Managed Volatility Fund	(10,124)	3,159	6,965
Tax-Managed Managed Volatility Fund	—	60	(60)
Real Estate Fund	(2,158)	3,642	(1,484)
Enhanced Income Fund	—	597	(597)
Core Fixed Income Fund	4	2,389	(2,393)
U.S. Fixed Income Fund	—	2,408	(2,408)
High Yield Bond Fund	(68,652)	(1,031)	69,683
Real Return Fund	—	49	(49)
Multi-Strategy Alternative Fund	(315)	315	—

The tax character of dividends and distributions paid during the period ended September 30, 2010 was as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
Large Cap Fund	2010	$12,021	$2,478	$14,499

As of September 30, 2010, the components of Distributable Earnings were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Unrealized Appreciation ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings ($ Thousands)
Large Cap Fund	$38,193	$3,149	$69,723	$4	$111,069

66	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

For Federal income tax purposes, the cost of securities owned at September 30, 2010, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at September 30, 2010, were as follows:

	Federal Tax Cost ($Thousands)	Appreciated Securities ($Thousands)	Depreciated Securities ($Thousands)	Net Unrealized Appreciation ($Thousands)
Large Cap Fund	$1,420,532	$126,508	$(56,785)	$69,723

Management has analyzed the Fund’s tax position taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. SECURITIES LENDING

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and

105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

8. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

9. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the Financial Statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	67

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

SEI Institutional Managed Trust:

We have audited the accompanying statements of assets and liabilities of the SEI Institutional Managed Trust, comprising the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, Tax-Managed Managed Volatility Fund, Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund, Real Return Fund, and Multi-Strategy Alternative Fund (twenty of the funds constituting the SEI Institutional Managed Trust, collectively, the “Funds”) as of September 30, 2010, including the schedules of investments or summary schedules of investments, as applicable, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising SEI Institutional Managed Trust as of September 30, 2010, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

November 29, 2010

68	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of September 30, 2010.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 64 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.	81	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee, Limited, and SEI Structured Credit Fund, L.P.
William M. Doran 1701 Market Street Philadelphia, PA 19103 70 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	81	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia) Limited, SEI Global Nominee, Limited, SEI — Unit Trust Management (UK) Limited, and SEI Asset Korea Co., Limited.
TRUSTEES
James M. Storey One Freedom Valley Drive, Oaks, PA 19456 79 yrs. old	Trustee	since 1995	Attorney, sole practitioner since 1994. Partner, Dechert Price & Rhoads, September 1987-December 1993.	81	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, and U.S. Charitable Gift Trust.

*	Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, L.P.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	69

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Continued)

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 67 yrs. old	Trustee	since 1996	Self-Employed Consultant, Newfound Consultants Inc. since April 1997.	81	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, and SEI Structured Credit Fund, L.P. Member of the independent review committee for SEI’s Canadian registered mutual funds.
Rosemarie B. Greco One Freedom Valley Drive Oaks, PA 19456 64 yrs. old	Trustee	since 1999	Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania since 2003.	81	Director, Sonoco, Inc.; Director, Exelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust.
Nina Lesavoy One Freedom Valley Drive, Oaks, PA 19456 53 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008. Managing Director, Cue Capital from March 2002-March 2008.	81	Director of SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive, Oaks, PA 19456 63 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	81	Trustee/Director of Ariel Mutual Funds, and SEI Structured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive, Oaks, PA 19456 68 yrs. old	Trustee	since 2007	Private Investor since 1994.	81	Trustee of the Advisors’ Inner Circle Fund, The Advisor’s Inner Circle Fund II, and Bishop Street Funds.
Hubert L. Harris, Jr. One Freedom Valley Drive, Oaks, PA 19456 67 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer, INVESCO North America, August 2003-December 2005. Director of Colonial BancGroup, Inc., 2003-2009. Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation), 2007-2009.	81	Director of St. Joseph’s Translation Research Institute; Board of Councilors of the Carter Center.
OFFICERS
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 64 yrs. old	President & CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Stephen F. Panner One Freedom Valley Drive, Oaks, PA 19456 40 yrs. old	Controller and Chief Financial Officer	since 2005	Fund Accounting Director of the Administrator since 2005. Fund Administration Manager, Old Mutual Fund Services, 2000-2005.	N/A	N/A

70	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)
Russell Emery One Freedom Valley Drive Oaks, PA 19456 47 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust,SEI Institutional Investments Trust, SEI Institutional Management Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolio, LP since June 2007. Director of Investment Product Management and Development of SIMC, February 2003-March 2006.	N/A	N/A
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 42 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A
James Ndiaye One Freedom Valley Drive Oaks, PA 19456 42 yrs. old	Vice President and Assistant Secretary	since 2005	Vice President and Assistant Secretary of SIMC since 2005.	N/A	N/A
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 39 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark 2004-2007.	N/A	N/A
David F. McCann One Freedom Valley Drive Oaks, PA 19456 34 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney Drinker Biddle & Reath, LLP May 2005-October 2008.	N/A	N/A
John J. McCue One Freedom Valley Drive Oaks, PA 19456 47 yrs. old	Vice President	since 2004	Director of Portfolio Implementations for SIMC since 1995. Managing Director of Money Market Investments for SIMC since 2003.	N/A	N/A
Andrew S. Decker One Freedom Valley Drive Oaks, PA 19456 46 yrs. old	Anti-Money Laundering Compliance Officer	since 2008	Compliance Officer and Product Manager, SEI 2005-2008. Vice President, Old Mutual Capital, 2000-2005.	N/A	N/A
Keri E. Rohn One Freedom Valley Drive Oaks, PA 19456 29 yrs. old	Privacy Officer	since 2009	Compliance Officer of SEI Investments Company, since 2003.	N/A	N/A

[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, L.P.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	71

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 04/01/10	Ending Account Value 09/30/10	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$980.90	0.89%	$4.42
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.61	0.89%	$4.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period shown).

72	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

Board of Trustee Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”), provides direct investment management services for the Multi-Strategy Alternative Fund and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of certain Funds, except for the Multi-Strategy Alternative Fund, which is directly managed by SIMC. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission (“SEC”) takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (b) SIMC’s and the Sub-Advisers’ investment management personnel; (c) SIMC’s and the Sub-Advisers’ operations and financial condition; (d) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds’ overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (h) SIMC’s and the Sub-Advisers’ compliance systems; (i) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (j) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds’ performance compared with similar mutual funds.

At the June 22-23, 2010 and September 14-15, 2010 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. Additionally, during a meeting of the Board of Trustees held on March 24-25,

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	73

Board of Trustee Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

2010, the Board, including the Independent Trustees, considered a proposal to approve a Sub-Advisory Agreement with LSV Asset Management, an affiliate of SIMC and the Funds, to serve as sub-adviser to certain Funds (the “Proposal”). SIMC determined that the affected Funds would benefit from the sub-advisory services of LSV and that LSV’s unique strategy and strong collaborative research efforts would aide the affected Funds in seeking to achieve their investment goals. At the March 24-25, 2010 meeting, the Board, including all of the Independent Trustees, unanimously approved this Proposal, subject to approval of the affected Funds’ shareholders. The Board concluded, in the exercise of its reasonable judgment, that the Proposal was fair and reasonable in relation to the services expected to be provided to each of the affected Funds and that approval of the Proposal would be in the best interests of the shareholders of each of the affected Funds. The affected Funds’ shareholders approved the Proposal at a meeting of the shareholders held on August 26, 2010. The Board’s approval of both the Proposal and the Investment Advisory Agreements was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and the Sub-Advisers’ personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent

74	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010	75

Notice to Shareholders (Unaudited)

For shareholders who do not have a September 30, 2010, taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2010, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the period ended September 30, 2010, the Fund is designating long term and qualifying dividend income with regard to distributions paid during the period as follows:

Fund	(A) Long-Term Capital Gain Distribution	(B) Ordinary Income Distributions (Tax Basis)	Return of Capital	Total Distributions (Tax Basis)	(C) Dividends Qualifying for Corporate Dividends Rec. Deduction (1)
Large Cap Fund	17%	83%	0%	100%	41%

Fund	(D) Qualifying Dividend Income (15% Tax Rate for QDI) (2)	(E) U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)
Large Cap Fund	40%	1%	1%	100%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.

Items (A) and (B) are based on the percentages of the Fund’s total distribution.

Items (C) and (D) are based on the percentage of ordinary income distributions of the Fund.

Item (E) is based on the percentage of gross income of the Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

76	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2010

SEI ASSET ALLOCATION TRUST — SEMI-ANNUAL REPORT SEPTEMBER 30, 2010

Robert A. Nesher, Chairman

Trustees

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Stephen F. Panner

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

James Ndiaye

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Andrew S. Decker

Anti-Money Laundering Compliance Officer

Keri E. Rohn

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-118 (9/10)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments

Large Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.4%

Consumer Discretionary — 11.8%
99 Cents Only Stores *	10,800	$204
Amazon.com *	106,740	16,764
Apollo Group, Cl A *	54,500	2,799
Asbury Automotive Group *	2,000	28
Autoliv	18,700	1,222
Autozone *	3,600	824
Best Buy (A)	128,330	5,240
Big Lots *	19,300	642
BorgWarner * (A)	45,503	2,394
Burger King Holdings	1,220	29
Carnival	32,200	1,230
CBS, Cl B (A)	48,300	766
CEC Entertainment *	3,000	103
Chico’s FAS (A)	41,500	437
Coach	111,154	4,775
Comcast, Cl A	367,186	6,639
Darden Restaurants	13,000	556
Deckers Outdoor *	4,300	215
DeVry	4,500	221
DIRECTV, Cl A *	138,987	5,786
DISH Network, Cl A	19,800	379
Dollar Tree *	19,650	958
Eastman Kodak * (A)	414,100	1,739
Federal Mogul, Cl A *	3,500	66
Finish Line, Cl A	9,200	128
Ford Motor * (A)	479,077	5,864
Fossil *	9,000	484
Gannett (A)	47,000	575
Gap	107,200	1,998
Garmin (A)	25,700	780
Gentex	13,300	259
Genuine Parts	1,500	67
H&R Block (A)	33,859	439
Helen of Troy *	13,100	331
Home Depot (A)	22,200	703
International Speedway, Cl A	2,900	71
iRobot *	3,000	56
J.C. Penney	20,500	557
Johnson Controls	56,000	1,708
Kirkland’s *	3,700	51
Kohl’s *	1,800	95
Leggett & Platt	15,900	362
Liberty Global, Cl A * (A)	18,800	579
Liberty Media - Interactive, Cl A *	14,600	200
Liberty Media - Starz, Ser A *	10,100	655
Lincoln Educational Services *	7,300	105
LKQ * (A)	22,000	457
Lowe’s	128,300	2,860
Macy’s	107,900	2,491
Mattel	18,900	444
McDonald’s	78,618	5,858
National Presto Industries	900	96
NetFlix * (A)	40,612	6,586
News, Cl A	158,700	2,073
Nike, Cl B (A)	87,900	7,044
Nordstrom (A)	56,200	2,090
Oxford Industries	8,400	200
PetSmart	69,737	2,441

Description	Shares	Market Value ($ Thousands)

Polaris Industries (A)	15,300	$996
priceline.com *	26,135	9,104
RadioShack	28,900	616
Ross Stores (A)	21,000	1,147
Sears Holdings * (A)	4,100	296
Skechers U.S.A., Cl A *	5,000	118
Staples	167,900	3,513
Starbucks	158,358	4,051
Target	89,404	4,778
Tempur-Pedic International * (A)	24,400	756
Thor Industries (A)	15,100	504
Timberland, Cl A *	4,400	87
Time Warner	474,704	14,550
Time Warner Cable, Cl A	73,258	3,955
TJX	20,900	933
TRW Automotive Holdings * (A)	35,900	1,492
VF (A)	43,312	3,509
Viacom, Cl B	136,786	4,950
WABCO Holdings *	6,500	273
Walt Disney	71,600	2,371
Warnaco Group *	3,500	179
Whirlpool	19,700	1,595
Wolverine World Wide	2,800	81
Yum! Brands	38,200	1,760

		164,337

Consumer Staples — 8.7%
Altria Group	73,700	1,770
Archer-Daniels-Midland	76,900	2,455
Brown-Forman, Cl B	19,000	1,171
Bunge (A)	10,400	615
Campbell Soup (A)	21,800	779
Clorox (A)	6,533	436
Coca-Cola	179,395	10,498
Colgate-Palmolive	71,282	5,479
ConAgra Foods	49,600	1,088
Corn Products International	8,900	334
CVS Caremark	128,000	4,028
Dean Foods * (A)	22,100	226
Del Monte Foods	40,800	535
Diageo ADR (A)	60,700	4,189
Dr Pepper Snapple Group	3,400	121
Herbalife	25,800	1,557
Hershey (A)	37,498	1,784
Kellogg	114,400	5,778
Kimberly-Clark	48,899	3,181
Kraft Foods, Cl A	22,900	707
Kroger	120,800	2,617
Lorillard	10,300	827
Mead Johnson Nutrition, Cl A	60,506	3,443
Molson Coors Brewing, Cl B	15,800	746
NBTY *	874	48
Nu Skin Enterprises, Cl A	2,800	81
PepsiCo	139,190	9,248
Philip Morris International	134,229	7,520
Prestige Brands Holdings *	11,500	114
Procter & Gamble	387,679	23,249
Ralcorp Holdings *	3,000	175
Reynolds American	37,166	2,207
Safeway (A)	109,900	2,325
Sara Lee	109,959	1,477

1	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Large Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Smart Balance *	9,000	$35
Smithfield Foods * (A)	12,200	205
SUPERVALU (A)	67,954	784
SYSCO (A)	29,500	841
Tyson Foods, Cl A	293,796	4,707
Walgreen	211,605	7,089
Wal-Mart Stores	125,372	6,710

		121,179

Energy — 8.6%
Apache	65,610	6,414
Atwood Oceanics *	18,400	560
BP ADR	5,000	206
Cameron International *	60,677	2,607
Canadian Natural Resources	86,860	3,005
Chesapeake Energy	86,000	1,948
Chevron	283,069	22,943
Complete Production Services *	3,500	72
ConocoPhillips	278,447	15,991
Continental Resources * (A)	2,600	121
Denbury Resources *	64,719	1,028
Devon Energy	67,939	4,398
Diamond Offshore Drilling (A)	10,200	691
Dresser-Rand Group *	9,900	365
EOG Resources (A)	51,000	4,741
Exxon Mobil	176,724	10,920
Frontier Oil	15,700	210
Frontline	7,094	202
Halliburton	139,300	4,607
Helmerich & Payne	7,500	303
Hess	40,100	2,371
Holly	8,100	233
Marathon Oil	185,877	6,153
Mariner Energy *	1,446	35
Murphy Oil	38,000	2,353
Nabors Industries *	19,800	358
National Oilwell Varco	64,700	2,877
Nexen	43,100	866
Noble	16,100	544
Occidental Petroleum	30,800	2,412
Oil States International *	21,000	978
Patterson-UTI Energy	47,300	808
Range Resources	43,879	1,673
Rowan * (A)	20,600	625
RPC	10,500	222
Schlumberger	42,089	2,593
Southwestern Energy *	50,363	1,684
Sunoco (A)	24,400	891
Transocean *	117,200	7,535
Unit *	17,600	656
Valero Energy	135,895	2,379
Williams	48,800	933

		120,511

Financials — 15.0%
Aflac	69,600	3,599
Agree Realty †	3,400	86
Allied World Assurance Holdings	3,184	180
Allstate	80,600	2,543
American Express	228,800	9,617

Description	Shares	Market Value ($ Thousands)

American Financial Group	32,500	$994
American International Group * (A)	13,600	532
Ameriprise Financial	50,700	2,400
Annaly Capital Management † (A)	38,300	674
Apartment Investment & Management, Cl A †	49,500	1,058
Ares Capital	4,634	72
Ashford Hospitality Trust * †	4,500	41
Assurant	41,700	1,697
Axis Capital Holdings	29,700	978
Bancorp Rhode Island	900	25
Bank of America	1,175,212	15,407
Bank of Hawaii	18,100	813
Bank of New York Mellon	120,500	3,149
Berkshire Hathaway, Cl B *	106,700	8,822
Brandywine Realty Trust †	48,800	598
Brookfield Asset Management, Cl A	25,100	712
Capital One Financial	107,000	4,232
Chimera Investment †	1,060,985	4,191
Chubb	66,400	3,784
Citigroup *	2,726,500	10,633
CME Group	14,900	3,881
CNA Financial *	25,700	719
CNA Surety *	1,600	29
Comerica (A)	17,200	639
CommonWealth REIT †	31,550	808
Community Trust Bancorp	1,400	38
Compass Diversified Holdings	7,000	113
Credicorp	9,300	1,059
E*Trade Financial *	8,500	123
East West Bancorp	91,505	1,490
Endurance Specialty Holdings (A)	33,500	1,333
Everest Re Group	30,900	2,672
Fifth Third Bancorp	69,400	835
First Citizens BancShares, Cl A	2,031	376
First Commonwealth Financial	23,300	127
First Community Bancshares	2,500	32
Franklin Resources	12,700	1,358
Fulton Financial	96,175	871
General Growth Properties †	3,776	59
General Motors Financial *	987	24
Goldman Sachs Group	100,265	14,496
Hartford Financial Services Group	47,900	1,099
Hersha Hospitality Trust †	19,500	101
Hospitality Properties Trust †	59,900	1,338
Hudson City Bancorp	92,000	1,128
Huntington Bancshares	130,200	738
IntercontinentalExchange *	36,900	3,864
Invesco Mortgage Capital †	27,900	600
Jones Lang LaSalle	9,700	837
JPMorgan Chase	565,585	21,532
M&T Bank	801	66
Maiden Holdings	16,400	125
MetLife	79,800	3,068
MFA Financial †	79,000	603
Montpelier Re Holdings	13,300	230
Moody’s (A)	31,600	790

2	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Large Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Morgan Stanley	116,004	$2,863
Nelnet, Cl A	6,000	137
New York Community Bancorp (A)	195,858	3,183
NewStar Financial *	4,400	33
NYSE Euronext	120,100	3,431
Oppenheimer Holdings, Cl A	1,600	45
Parkway Properties †	8,700	129
Phoenix *	15,700	33
PNC Financial Services Group	155,809	8,088
Presidential Life	7,200	71
Prudential Financial	83,215	4,509
Public Storage †	13,800	1,339
Ramco-Gershenson Properties †	5,000	53
Rayonier †	11,040	553
Regions Financial	18,484	134
Reinsurance Group of America, Cl A	14,500	700
RenaissanceRe Holdings (A)	28,115	1,686
Resource Capital †	78,000	495
SCBT Financial	3,000	94
Senior Housing Properties Trust †	28,600	672
SLM * (A)	18,100	209
State Street	68,300	2,572
Sunstone Hotel Investors * †	34,800	316
Symetra Financial	4,300	45
T. Rowe Price Group (A)	16,300	816
Taubman Centers †	18,900	843
Torchmark	29,900	1,589
Travelers	81,960	4,270
Unitrin	7,800	190
Unum Group	85,400	1,892
US Bancorp	199,400	4,311
Vornado Realty Trust †	13,600	1,163
Washington Federal	17,800	271
Weingarten Realty Investors † (A)	25,800	563
Wells Fargo	664,100	16,689
WesBanco	5,000	82
XL Group, Cl A (A)	38,900	843

		208,950

Health Care — 13.2%
Abbott Laboratories	140,706	7,351
Aetna	186,900	5,908
Allergan	135,417	9,009
Allscripts Healthcare Solutions *	7,500	138
AmerisourceBergen	97,728	2,996
Amgen *	276,647	15,246
Becton Dickinson	18,700	1,386
Biogen Idec *	58,045	3,257
Bristol-Myers Squibb	153,900	4,172
Bruker BioSciences *	22,900	322
C.R. Bard	1,800	147
Cardinal Health (A)	185,436	6,127
CareFusion *	3,300	82
Celgene *	70,661	4,071
Covidien	113,761	4,572
Cyberonics *	3,500	93
Eli Lilly	113,604	4,150
Express Scripts *	45,211	2,202

Description	Shares	Market Value ($ Thousands)

Forest Laboratories *	60,600	$1,874
Genzyme *	44,800	3,171
Gilead Sciences *	93,124	3,316
Health Net *	26,700	726
Hill-Rom Holdings	6,900	248
Humana *	26,900	1,351
Idexx Laboratories * (A)	1,800	111
Impax Laboratories *	15,900	314
Intuitive Surgical * (A)	5,600	1,589
Invacare (A)	8,500	225
Johnson & Johnson	287,939	17,841
King Pharmaceuticals *	46,400	462
Laboratory Corp of America Holdings *	33,058	2,593
Life Technologies *	14,500	677
McKesson	76,444	4,723
Medco Health Solutions *	133,300	6,940
Medicines *	10,500	149
Medtronic	249,100	8,365
Merck	252,182	9,283
Mylan Laboratories * (A)	39,000	734
Novo Nordisk ADR (A)	41,600	4,095
Orthofix International *	900	28
Par Pharmaceutical *	3,200	93
Perrigo (A)	22,400	1,439
Pfizer	884,763	15,191
Questcor Pharmaceuticals * (A)	7,600	76
Sirona Dental Systems *	10,100	364
St. Jude Medical *	98,524	3,876
Stryker (A)	3,900	195
SXC Health Solutions *	10,800	394
Talecris Biotherapeutics Holdings *	682	16
Teva Pharmaceutical Industries ADR	35,929	1,895
Thermo Fisher Scientific *	47,600	2,279
UnitedHealth Group	389,983	13,692
Waters *	7,900	559
WellPoint *	60,874	3,448
Zimmer Holdings *	22,900	1,198

		184,759

Industrials — 9.1%
3M (A)	136,672	11,851
Amerco *	400	32
Ametek	7,000	334
Armstrong World Industries *	3,300	137
Boeing	88,812	5,910
Caterpillar	42,421	3,338
Continental Airlines, Cl B * (A)	34,989	869
Cooper Industries, Cl A	13,600	666
Copart *	2,100	69
Crane	17,700	672
CSX	34,200	1,892
Cummins	42,767	3,874
Danaher	56,902	2,311
Deere	16,700	1,165
Dover	23,500	1,227
Dun & Bradstreet (A)	14,400	1,068
Eaton	20,200	1,666
EMCOR Group *	23,800	585
Emerson Electric	70,511	3,713

3	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Large Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Ennis	7,300	$130
Expeditors International of Washington (A)	84,100	3,888
FedEx (A)	19,200	1,642
Franklin Electric	900	30
Gardner Denver	19,600	1,052
General Dynamics	34,900	2,192
General Electric	1,080,501	17,558
Goodrich	36,900	2,721
Honeywell International	11,700	514
Hubbell, Cl B	1,800	91
IDEX	14,100	501
Illinois Tool Works	22,500	1,058
ITT (A)	35,600	1,667
JB Hunt Transport Services	2,200	76
Joy Global	20,287	1,427
KBR	56,400	1,390
Kennametal	9,100	281
L-3 Communications Holdings	28,200	2,038
Lockheed Martin	54,706	3,899
NACCO Industries, Cl A	1,900	166
Norfolk Southern	35,800	2,130
Northrop Grumman	67,406	4,087
Oshkosh Truck *	26,000	715
Owens Corning *	84,467	2,165
Parker Hannifin	22,200	1,555
Polypore International *	6,000	181
Precision Castparts	23,764	3,026
Quanta Services * (A)	91,800	1,751
Raytheon	62,700	2,866
Regal-Beloit	4,800	282
Republic Services	86,015	2,623
Rockwell Automation (A)	16,400	1,012
Rockwell Collins	65,461	3,813
RR Donnelley & Sons	57,000	967
SPX	900	57
Thomas & Betts *	15,800	648
Timken	22,700	871
Toro	5,200	292
Tyco International (A)	36,800	1,352
UAL * (A)	79,490	1,878
Union Pacific	23,300	1,906
United Parcel Service, Cl B	16,090	1,073
United Technologies	103,057	7,341
Waste Management (A)	22,656	810
WESCO International *	677	26
WW Grainger	2,131	254

		127,381

Information Technology — 20.6%
Acme Packet *	2,600	99
Activision Blizzard	213,000	2,305
Adobe Systems *	165,006	4,315
Advanced Micro Devices * (A)	344,323	2,448
Agilent Technologies *	17,700	591
Amdocs *	23,500	673
AOL *	17,600	436
Aon Hewitt, Cl A *	1,441	73
Apple *	131,135	37,210
Applied Materials	41,300	482
Arris Group *	4,700	46
Autodesk *	95,800	3,063

Description	Shares	Market Value ($ Thousands)

Avnet *	42,200	$1,140
AVX	11,400	157
Brightpoint *	16,200	113
Broadcom, Cl A (A)	30,200	1,069
CA	14,900	315
Check Point Software Technologies *	61,504	2,271
Cisco Systems *	815,772	17,865
Citrix Systems *	103,903	7,090
Cognizant Technology Solutions, Cl A *	56,224	3,625
Computer Sciences	29,000	1,334
Corning	297,133	5,432
Dolby Laboratories, Cl A *	8,000	454
DST Systems	22,100	991
eBay *	127,200	3,104
EchoStar, Cl A *	2,000	38
Electronics for Imaging *	2,600	32
EMC * (A)	587,613	11,934
F5 Networks *	27,551	2,860
Flextronics International *	94,200	569
Google, Cl A *	12,500	6,572
Harris	41,100	1,820
Hewlett-Packard	156,076	6,566
IAC *	39,900	1,048
Ingram Micro, Cl A *	75,400	1,271
Intel	428,964	8,249
International Business Machines	114,133	15,310
Intuit *	158,200	6,931
Isilon Systems *	2,800	62
Itron *	5,500	337
Jabil Circuit	224,211	3,231
Juniper Networks *	35,600	1,081
Lam Research *	14,700	615
Lender Processing Services	3,600	120
Linear Technology	1,600	49
Marvell Technology Group *	71,900	1,259
Mastercard, Cl A	21,600	4,838
McAfee *	2,076	98
Micron Technology * (A)	427,993	3,086
Microsoft	1,071,454	26,240
MKS Instruments *	2,000	36
Multi-Fineline Electronix *	2,400	53
National Semiconductor	15,900	203
NetApp * (A)	70,845	3,527
Novellus Systems *	8,000	213
Nuance Communications * (A)	160,400	2,509
Oracle	294,940	7,919
Paychex	102,004	2,804
Plantronics	4,800	162
PMC - Sierra *	46,400	341
Polycom * (A)	55,400	1,511
Power-One * (A)	16,300	148
Qualcomm	329,600	14,872
Quest Software *	25,100	617
Rackspace Hosting * (A)	109,500	2,845
Red Hat * (A)	64,700	2,653
Research In Motion *	19,500	949
SAIC * (A)	35,700	571
Salesforce.com * (A)	25,569	2,858
SanDisk * (A)	23,000	843

4	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Large Cap Fund

September 30, 2010

Description	Shares	Market Value ($ Thousands)

Seagate Technology *	34,100	$402
Symantec *	60,400	916
Tech Data *	13,900	560
Teradata *	94,800	3,656
Texas Instruments (A)	505,000	13,706
Tyco Electronics	33,800	988
VeriSign * (A)	133,100	4,224
Visa, Cl A	158,207	11,748
Vishay Intertechnology * (A)	28,200	273
VMware, Cl A *	528	45
Western Digital *	45,800	1,300
Western Union	41,900	740
Xerox	176,500	1,827
Zebra Technologies, Cl A *	5,200	175

		287,111

Materials — 3.0%
Air Products & Chemicals (A)	2,600	215
Airgas (A)	1,152	78
Alcoa (A)	108,800	1,317
Allegheny Technologies (A)	70,038	3,253
Aptargroup	23,600	1,078
Ashland	33,000	1,609
Ball	14,400	847
Cabot	7,100	231
Celanese, Ser A	32,300	1,037
Commercial Metals	17,500	254
Cytec Industries	21,500	1,212
Dow Chemical	42,518	1,168
E.I. Du Pont de Nemours	40,200	1,794
Eastman Chemical	13,500	999
Ecolab	5,300	269
H.B. Fuller	2,900	58
Huntsman	130,224	1,505
International Paper	49,666	1,080
Lubrizol	33,184	3,517
Monsanto (A)	78,500	3,762
Nalco Holding (A)	126,100	3,179
Newmont Mining	57,718	3,625
Nucor (A)	10,600	405
Pactiv *	16,368	540
PolyOne *	8,500	103
Reliance Steel & Aluminum	20,700	860
Rock-Tenn, Cl A	19,400	966
Schnitzer Steel Industries, Cl A	12,900	623
Sealed Air	7,142	160
Sherwin-Williams (A)	9,800	737
Sonoco Products	28,700	960
Southern Copper	19,500	685
Spartech *	6,900	57
Steel Dynamics	5,900	83
Syngenta ADR	66,300	3,301
Temple-Inland	1,800	34
Zep	3,000	52

		41,653

Telecommunication Services — 3.4%
American Tower, Cl A *	105,019	5,383
AT&T	711,170	20,340
BCE	22,700	738
Crown Castle International *	131,000	5,784
Frontier Communications	24,748	202
NII Holdings *	55,648	2,287

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

Qwest Communications International (A)	23,100	$145
Sprint Nextel *	333,500	1,544
Telephone & Data Systems	21,200	695
USA Mobility	2,600	42
Verizon Communications	306,671	9,994

		47,154

Utilities — 3.0%
AES *	578,700	6,568
AGL Resources	9,100	349
Allegheny Energy	2,400	59
Alliant Energy	12,600	458
Ameren	24,100	684
American Electric Power	70,100	2,540
American Water Works	21,400	498
Atmos Energy	21,600	632
Constellation Energy Group	21,378	689
DPL	47,100	1,231
DTE Energy	18,300	841
Edison International	109,700	3,772
Energen	25,400	1,161
Entergy	26,300	2,013
Exelon	206,972	8,812
FirstEnergy (A)	26,000	1,002
Mirant * (A)	42,847	427
NextEra Energy	12,600	685
NiSource	47,100	820
NorthWestern	12,300	351
NRG Energy *	30,400	633
NV Energy (A)	68,200	897
OGE Energy	20,600	821
Portland General Electric	12,400	251
Public Service Enterprise Group	101,000	3,341
Southern Union	27,700	667
TECO Energy	39,600	686
Xcel Energy (A)	39,500	907

		41,795

Total Common Stock (Cost $1,262,806) ($ Thousands)		1,344,830

AFFILIATED PARTNERSHIP — 7.0%
SEI Liquidity Fund, L.P., 0.230% ** †† (B)	97,897,411	97,897

Total Affiliated Partnership (Cost $97,897) ($ Thousands)		97,897

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.150% ** ††	42,847,864	42,848

Total Cash Equivalent (Cost $42,848) ($ Thousands)		42,848

U.S. TREASURY OBLIGATIONS (C) (D) — 0.3%
U.S. Treasury Bills 0.326%, 02/10/11	$400	400

5	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Large Cap Fund

September 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.200%, 12/16/10	$4,281	$4,280

Total U.S. Treasury Obligations
(Cost $4,679) ($ Thousands)		4,680

Total Investments — 106.8%
(Cost $1,408,230) ($ Thousands)		$1,490,255

A summary of the open futures contracts held by the Fund at September 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	47	Dec-2010	$49
S&P Composite Index	104	Dec-2010	651
S&P Mid 400 Index E-MINI	60	Dec-2010	190

			$890

For the period ended September 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,395,899 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at September 30, 2010. The total market value of securities on loan at September 30, 2010 was $94,814 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2010 was $97,897 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

6	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Schedule of Investments

Large Cap Fund

September 30, 2010

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,344,830	$—	$—	$1,344,830
Affiliated Partnership	—	97,897	—	97,897
Cash Equivalent	42,848	—	—	42,848
U.S. Treasury Obligations	—	4,680	—	4,680

Total Investments in Securities	$1,387,678	$102,577	$—	$1,490,255

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$890	$—	$—	$890

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the year ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

7	SEI Institutional Managed Trust / Annual Report / September 30, 2010

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date December 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date December 7, 2010

By	/S/ STEPHEN F. PANNER
Stephen F. Panner, Controller & CFO

Date December 7, 2010